As filed with the Securities and Exchange
                          Commission on April 8, 2008.

                                                    Registration Nos. 333-142497
                                                                       811-04473

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                     [ ]

                       Post-Effective Amendment No. 2                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 52                            [X]
                            ------------------------

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

          Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on           pursuant to paragraph a of Rule 485
            [X] on May 1, 2008 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

            If appropriate, check the following box:
            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust PROTECTOR hVUL Flexible Premium Variable Universal Life Insurance

PROSPECTUS:  May 1, 2008
PROTECTOR hVUL

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
Flexible Premium
Variable Universal Life Insurance Policy

                                            Ameritas Variable Separate Account V


         This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value among a maximum of 20 investment options. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. (They are listed in the Investment Options section of this prospectus.)

         You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. Allocations to fund any guaranteed death benefit must be made to the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the
          Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

              Ameritas Life Insurance Corp. (we, us, our, Ameritas) Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                   1-800-745-1112. www.ameritas.com
                            -------------------------

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

                            Make checks payable to:
                         "Ameritas Life Insurance Corp."



TABLE OF CONTENTS                                           Begin on Page
 POLICY SUMMARY...................................................3
     CHARGES......................................................4
         Policy Charges
         Portfolio Company Operating Expenses
     CHARGES EXPLAINED............................................8
         Transaction Fees
         Periodic Charges: Monthly Deductions from Policy Value
         Periodic Charges: Daily Deduction from Separate Account Assets
     INVESTMENT OPTIONS..........................................10
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs
           Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep Model Asset Allocation Program
     OTHER IMPORTANT POLICY INFORMATION.........................16
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Free Look Rights
         Optional Features
     POLICY DISTRIBUTIONS.......................................22
         Death Benefit
         No Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................26
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations and Employers
         Tax Treatment of Loans and Other Distributions
         Other Policy Owner Tax Matters
     LEGAL PROCEEDINGS..........................................29
     HOW TO GET FINANCIAL STATEMENTS............................29
     DISTRIBUTION OF THE POLICY.................................29
     APPENDIX A: Optional Features..............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement Reports to You

POLICY SUMMARY

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The PROTECTOR hVUL Policy is offered and issued by Ameritas Life Insurance Corp. ("Ameritas"), 5900 "O" Street, Lincoln, Nebraska 68510. Prior to May 1, 2007, the Policy was offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account V) was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC are now Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

         The PROTECTOR hVUL Policy is flexible premium variable universal life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be under age 20 or over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial face amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, change the guaranteed death benefit period (but not less than 10 years) or funding period, and transfer amounts among the investment options. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, loans, partial withdrawals and surrenders may be subject to income tax and penalty tax.

         Your Policy value and death benefit will go up or down as a result of the investment experience of your Policy. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION AND FEATURES

Premiums.

o Premium is used to create Policy value to cover Policy charges and to generate investment earnings. Minimum premium is required to be allocated to the Policy's Fixed Account to support any optional guaranteed death benefit period you select.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 5%.

Charges Deducted from Assets.
(See CHARGES section on next pages.)

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.
Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 5th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES section, next pages.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period. See the OTHER IMPORTANT POLICY INFORMATION: Lapse and Grace Period section for details.
o You choose among two death benefit options. Death benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES

Some charges are rounded. Charges shown may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                  Guaranteed
   TRANSACTION FEES                                       When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE
Calculated as a percentage of each premium          When each premium is
payment.                                            paid.                          7.5%                  5%
--------------------------------------------------- ----------------------- -------------------- --------------------
                                                    Upon a full surrender
                                                    during the first 14     Varies(1)            Varies(1)
SURRENDER CHARGE  (PER $1,000 OF FACE AMOUNT OF     Policy Years or in      Policy Year 1:       Policy Year 1:
insurance coverage)                                 the 14 Policy Years     Minimum     $17.15   Minimum     $17.15
Fee declines each year.                             following an increase   Maximum     $51.67   Maximum     $51.67
                                                    in face amount of       Example (2) $29.52   Example (2) $29.52
                                                    insurance coverage.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.        2% or $50            2% or $25
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers
                                                    per year:                       NONE                NONE
                                                    Each additional transfer:       $10                 NONE
--------------------------------------------------- ----------------------- -------------------- --------------------
NEW GUARANTEED DEATH BENEFIT FEE                    When a new guaranteed
                                                    death benefit is             $25 plus             $25 plus
                                                    elected after a prior     $0.10 per $1,000     $0.10 per $1,000
                                                    guaranteed death          of face amount of    of face amount of
                                                    benefit has expired      insurance coverage.  insurance coverage.
                                                    or lapsed.
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. For increases in face amount, varies in amount and duration by insured's sex, risk class, attained age at the time of the increase, and the amount of time since the increase. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $2.95 per $1,000 in 14th Year and zero thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed          Current
expenses)                                                                      Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- -------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
      (to equal the annual % shown)
---------------------------------------------------- ---------------------- -------------------- -------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-15                                  0.90%             0.70%
                                   Policy Years 16+                                  0.65%             0.45%
--------------------------------------------------------------------------- -------------------- -------------------
MONTHLY DEDUCTION FROM POLICY VALUE
      Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                            Monthly          Varies (1)           Varies(2)
                                                                             Minimum      $0.45   Minimum       $0.25
BASE POLICY COST OF INSURANCE (Rate is per $1000                             Maximum   $1000.00   Maximum    $1000.00
of the net amount of insurance coverage at risk)                             Example (6,7)$2.33   Example (6,7) $0.85
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly                     $120.00               $ 90.00
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL FACE
AMOUNT (Rate is an amount per $1,000 of initial                             Varies (3)           Varies (3)
face amount of insurance coverage)                     Monthly, for first   Minimum       $0.60  Minimum        $0.60
Guaranteed fee remains level for 20 Policy Years.     20 Policy Years only. Maximum      $13.56  Maximum       $13.56
Current fee remains level for 15 years and grades                           Example (6)   $1.08  Example (6)    $1.08
to $0 in Policy Year 21.
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN
FACE AMOUNT (Rate is an amount per $1,000 of                                Varies(4)            Varies(4)
increase in face amount of insurance coverage)        Monthly, for first    Minimum       $0.60  Minimum        $0.60
Guaranteed fee remains level for 20 Policy Years      20 years following    Maximum      $13.56  Maximum       $13.56
after the increase.                                      the increase.      Example (6)   $1.08  Example (6)    $1.08
Current fee remains level for 15 years and grades
to $0 20 years after the increase.
---------------------------------------------------- ---------------------- -------------------- --------------------



                                      -4-

---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
---------------------------------------------------- ---------------------- -------------------- --------------------
   Insured Disability Benefit Rider (Rate is per            Monthly         Varies(5)            Varies(5)
   $100 of the rider annual benefit.)                                       Minimum       $3.59  Minimum        $3.59
                                                                            Maximum      $21.44  Maximum       $21.44
                                                                            Example (6)   $5.06  Example (6)    $5.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                   $52        Same as Guaranteed
                                                                                                       Maximum
---------------------------------------------------- ---------------------- -------------------- --------------------
   Other Insured Rider  (Rate is per $1,000 of the          Monthly         Varies(1)            Varies(1)
   rider benefit.)                                                          Minimum       $0.45  Minimum        $0.40
                                                                            Maximum    $1000.00  Maximum     $1000.00
                                                                            Example (6,7) $2.33  Example (6,7)  $1.48
---------------------------------------------------- ---------------------- -------------------- --------------------
   Terminal Illness Rider                                     N/A                No Cost               No Cost
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1)      Rate varies by insured's sex, risk class and attained age.
(2) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(3)      Rate varies by insured's sex, issue age, and risk class.
(4) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(5) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(6) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
(7)      "Example" charges assume Policy is in its first Policy Year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3% annual credited interest rate.

--------------------------------------------------- ----------------------- --------------------- -------------------
                                                                                 Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted              Maximum               Current
--------------------------------------------------- ----------------------- --------------------- -------------------
LOAN ACCOUNT  (effective annual rates)                 Upon each Policy
        Regular Loans                                   anniversary                  2.5%                 2.0%
        Reduced Rate Loans  (available only after the 5th
                           Policy Year)                                              0.5%                 0.0%
--------------------------------------------------- ----------------------- --------------------- ------ ------------

         PORTFOLIO COMPANY OPERATING EXPENSES  (as of 12/31/2007)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
--------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                  0.38% (1)            1.61% (2)
--------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to the next
table showing each individual portfolio's expenses)                                0.36% (1)            1.61% (2)
--------------------------------------------------------------------------- -------------------- --------------------

(1) Ameritas Money Market Portfolio
(2) CVS Social International Equity Portfolio

-------------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                              Total Expenses
                                                                  Fund Fees     Total      Waivers     after Waivers and
Subaccount's underlying            Management   12b-1     Other     and       Portfolio      and           Reductions,
Portfolio Name*                       Fees       Fees**   Fees     Expenses     Fees      Reductions         if any
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
AIM VI, Series I (1)
-------------------------------------------------------------------------------------------------------------------------
International Growth                0.71%       -       0.36%      0.01%(2)     1.08%      0.01%(3)     1.07% (4)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
ALGER AMERICAN, Class O
-------------------------------------------------------------------------------------------------------------------------
Balanced                            0.71%(1)    -       0.13%        -          0.84%      0.04%(2)     0.80%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
AMERICAN CENTURY VP, Class I
---------------------------------------------------------------------------------------------------------------------
Income & Growth                     0.70%       -       0.01%        -          0.71%        -          0.71%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Mid Cap Value                       1.00%       -       0.01%        -          1.01%        -          1.01%
-------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
-------------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies            0.80%       -       0.13%        -          0.93%        -          0.93%(3)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas Income & Growth            0.675%      -       0.125%       -          0.80%      0.02%        0.78%(3)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas Index 500 ***              0.29%       -       0.18%        -          0.47%      0.09%        0.38%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas MidCap Growth              0.85%       -       0.17%        -          1.02%      0.08%        0.94%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas MidCap Value               0.97%       -       0.17%        -          1.14%        -          1.14%(3)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------


                                      -5-

-------------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                              Total Expenses
                                                                  Fund Fees     Total      Waivers     after Waivers and
Subaccount's underlying            Management   12b-1     Other     and       Portfolio      and           Reductions,
Portfolio Name*                       Fees       Fees**   Fees     Expenses     Fees      Reductions         if any
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas Money Market               0.25%       -       0.13%        -          0.38%      0.02%        0.36%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas Small Capitalization       0.90%       -       0.20%        -          1.10%      0.10%        1.00%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Ameritas Small Company Equity       1.17%       -       0.27%        -          1.44%      0.11%        1.33%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Income                              0.70%       -       0.17%        -          0.87%        -          0.87% (3)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Social Balanced                     0.70%       -       0.20%        -          0.90%        -          0.90%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Social Equity                       0.70%       -       0.41%        -          1.11%      0.03%        1.08% (3)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Social International Equity         1.10%       -       0.51%        -          1.61%        -          1.61% (3)
---------------------------------------------------------------------------------====------------------------------------
DWS VS II, Class A
-------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP          0.74%       -       0.04%(1)     -          0.78%      0.39%        1.05%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Global Thematic VIP                 1.00%       -       0.44%(1)     -          1.44%        -          1.44%
-------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
-------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                      0.56%       -       0.09%        -          0.65%        -          0.65%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Equity-Income                       0.46%       -       0.09%        -          0.55%        -          0.55%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Growth                              0.56%       -       0.09%        -          0.65%        -          0.65%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
High Income                         0.57%       -       0.11%        -          0.68%        -          0.68%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Investment Grade Bond               0.32%       -       0.11%        -          0.43%        -          0.43%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Overseas                            0.71%       -       0.14%        -          0.85%        -          0.85%(1)
-------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
-------------------------------------------------------------------------------------------------------------------------
Research International              0.90%       -       0.66%(1)     -          1.56%(1)   0.46%(2)     1.10%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Strategic Income                    0.75%       -       0.41%(1)     -          1.16%(1)   0.31%(3,4)   0.85%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Total Return                        0.75%       -       0.08%(1)     -          0.83%(1)   0.03%(5)     0.80%(1)
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Utilities                           0.75%       -       0.10%(1)     -          0.85%(1)   0.03%(6)     0.82%(1)
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I(1)
-------------------------------------------------------------------------------------------------------------------------
Regency                             0.84%       -       0.11%        -          0.95%        -          0.95%
-------------------------------------------------------------------------------------------------------------------------
SUMMIT
-------------------------------------------------------------------------------------------------------------------------
Bond                                0.47%       -       0.28%(1)   0.01%        0.76%        -          0.76%
-------------------------------------------------------------------------------------------------------------------------
EAFE International Index            0.56%       -       0.69%(2)   0.02%        1.27%      0.30%(3)     0.97%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Inflation Protected Plus            0.50%       -       0.25%(2)   0.01%        0.76%        -          0.76%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Lifestyle EFT Aggressive            0.55%       -       0.20%(2)   0.25%        1.00%        -          1.00%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Lifestyle EFT Conservative          0.55%       -       0.20%(2)   0.23%        0.98%        -          0.98%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Lifestyle EFT Target                0.55%       -       0.20%(2)   0.26%        1.01%        -          1.01%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Nasdaq-100 Index                    0.35%       -       0.30%(2)   0.01%        0.66%        -          0.66%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Natural Resources                   0.55%       -       0.20%(2)   0.56%        1.31%        -          1.31%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
Russell 2000 Small Cap Index        0.35%       -       0.29%      0.03%        0.67%        -          0.67%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
S&P MidCap 400 Index                0.30%       -       0.22%      0.01%        0.53%        -          0.53%
-------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                 0.85%     0.25%     -            -          1.10%        -          1.10%
-------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-------------------------------------------------------------------------------------------------------------------------
Value                               0.90%       -       0.27%        -          1.17%        -          1.17%
-------------------------------------------------------------------------------------------------------------------------
UIF, Class I
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity             1.21%       -       0.37%        -          1.58%        -          1.58%
--------------------------------- ------------ -------- -------- ----------- ----------- ------------ -------------------
U. S. Real Estate                   0.74%       -       0.30%        -          1.04%        -          1.04%(1)
-------------------------------------------------------------------------------------------------------------------------

AIM 1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM 2 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM 3 Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009. AIM 4 The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Portfolio Fees to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. The expense limitation agreement is in effect through at least April 30, 2009.
Alger 1 Previously, the Portfolio's Management Fees included an additional 0.04% in administrative fees that are now included in Other Fees.
Alger 2 Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.

American Century 1 The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. The fund expenses are based on the most recent shareholder report.
Calvert 1 The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2009, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.
                Ameritas Core Strategies                        0.95%
                Ameritas Income & Growth                        0.78%
                Ameritas Index 500                              0.38%
                Ameritas MidCap Growth                          0.94%
                Ameritas Money Market                           0.36%
                Ameritas Small Capitalization                   1.00%
                Ameritas Small Company Equity                   1.33%
                Social Equity                                   1.08%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
Calvert 2 Management fees for the Calvert Variable Series, Inc. Portfolios include both the investment advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative fees (as a percentage of net assets) are as follows: 0.05% for each Ameritas Portfolio, 0.30% for Income, 0.275% for Social Balanced, 0.20% for Social Equity and 0.35% for Social International Equity.
Calvert 3 "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                Ameritas Core Strategies                        0.91%
                Ameritas Income & Growth                        0.77%
                Ameritas MidCap Value                           1.04%
                Income                                          0.84%
                Social Equity                                   1.05%
                Social International Equity                     1.59%
                Social Mid Cap Growth                           1.16%
DWS 1 "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different.
DWS 2 Through 4/30/2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.05%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity 1 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been:
                Contrafund                                     0.64%
                Equity-Income                                  0.54%
                Growth                                         0.64%
                Overseas                                       0.82%
MFS 1 The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would be lower.
MFS 2 MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees," determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees.
MFS 3 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets up to $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
MFS 4 MFS has agreed in writing to bear the funds' expenses such that "Other Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2009.
MFS 5 MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
MFS 6 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets in excess of $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
Neuberger Berman 1 Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Portfolio. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.
Summit 1 The adviser has contractually agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's direct operating expense ratio exceeds 0.75%. Expenses of Acquired Funds are not included in this arrangement. Summit 2 The fund does not bear any direct operating expenses above the amount disclosed; any additional direct operating expenses are borne by the adviser according to the terms of the advisory agreement. Expenses of Acquired Funds are not included in this arrangement.
Summit 3 The adviser has agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit direct operating expenses to 0.95% of the average daily net assets of the portfolio until May 1, 2009. Expenses of Acquired Funds are not included in this arrangement.
UIF 1 For the fiscal year ended December 31, 2007, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, was 1.04% for the UIF U.S. Real Estate, Class I. The total annual portfolio operating expenses excluding certain investment related expense was 1.02% for UIF U.S. Real Estate, Class I.

* Short cites are used for Funds and Portfolios in this chart. See the "Investment Options" section for complete names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

         We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

CHARGES EXPLAINED

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses.

o        Surrender Charge
         Upon a full surrender of your Policy, we deduct a Surrender Charge from the total Policy value. The amount of this charge varies by the insured's sex, issue age (or attained age at the time of any increase), risk class, face amount of insurance coverage, and the length of time the Policy has been in force. The Surrender Charge duration is 14 years. The Surrender Charge applies from the Policy issue date as to the initial face amount of insurance coverage, and from the date of any increase as to increases in the face amount. Ask for a Policy illustration or see your Policy for these charges applicable to you. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted only from Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Month date.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial face amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in face amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-   The "Net Amount at Risk" for the month;
    multiplied by
-   The cost of insurance rate per $1,000 of net amount at risk; divided by
-   $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

         Administrative Charge,
         Administrative Charge per $1,000 of Initial Specified Amount, and Administrative Charge per $1,000 of Increase in Specified Amount
         These administrative charges partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

o        Assessing the Monthly Deductions
         If a guaranteed death benefit is not in effect, you may tell us how to allocate your Policy's total monthly deduction among the investment options, provided that the Policy value remaining in any selected investment option is at least $100. If you do not, or if there is not enough Policy value in any selected investment option, we will allocate the deduction pro-rata among the investment options.

         If a guaranteed death benefit is in effect, we will deduct the corridor portion of the cost of insurance charge pro-rata from the variable investment options to the extent possible and will deduct any remaining amount from the Fixed Account to the extent possible. We will waive any part of the remainder of the monthly deductions we are unable to collect from the Fixed Account.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose up to 20 investment options - each chosen for its potential to meet specific investment objectives.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

      You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. However, minimum premium is required to be allocated to the Policy's Fixed Account to support any optional guaranteed death benefit period you select. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through individual variable annuities, other variable life insurance policies, and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
   Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.),
   Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;
   Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management
   Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                   Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth Portfolio - Fred Alger Management,  Income; capital appreciation is secondary.
Inc. (Fred Alger)
--------------------------------------------------------------------------------------------------------------------
Ameritas Index 500 Portfolio - Summit Investment Partners,   Index:  results corresponding to S&P 500 Index.
Inc. (Summit)
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger                Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments,   Long-term capital appreciation.
LLC
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio                              Money market:  current income.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset        Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - OFI Institutional  Long-term capital appreciation.
Asset Management Inc.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio                                             Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New              Income and capital growth.
Amsterdam Partners LLC and SSgA Funds Management, Inc;
Fixed Income Portion: No Subadvisor
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, L.L.C.
--------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset        Growth.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class       Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class       Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class              Growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class         Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial
Class                                                        Bond.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class            Long-term growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series, Initial Class            Total return with emphasis on high income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*                 Summit Investment Partners, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                        Bond.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                    Index:  MSCI EAFE Index.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Inflation-adjusted income.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Target allocation - Aggressive.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Target allocation - Conservative.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Target allocation - Moderate.
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio                            Index:  Nasdaq-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio                Index:  Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                        Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------


                                      -11-

--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Growth.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc., dba Van
                                                                                     Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                     Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Voting Rights

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         Subject to restrictions during the "right to examine period," you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer at our Service center Trading Unit - either Written Notice, an authorized telephone transaction, fax or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount is the lesser of $100 or the balance in the Subaccount.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES EXPLAINED section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o    A transfer from the Fixed Account:
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greatest of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months;
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. See the Disruptive Trading Procedures section for information about how we will address disruptive activity. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount or the Fixed Account falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

       We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

          SYSTEMATIC TRANSFER PROGRAMS (applies to variable investment options only; does not apply to the Fixed Account)

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount is the lesser of $250 or the balance in the Subaccount. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount is less than $250.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    Fixed Account cannot be rebalanced pursuant to this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is not included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

  MODEL ASSET ALLOCATION PROGRAM (Applies to variable investment options only.)

          We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

o        Morningstar Asset Allocator Program
         Currently, we offer the Morningstar(R) Asset Allocator Questionnaire, from Morningstar Associates, LLC ("Morningstar"). You may use this tool to identify recommended asset-category allocations based upon five models, ranging from aggressive to conservative, and then make your own investment level allocation selections. Or, you may participate in the Morningstar Asset Allocator asset allocation program through our affiliate, Ameritas Investment Corp. ("AIC") by selecting a model and authorizing AIC to make the investment level decisions on your behalf.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocator Questionnaire
          o You must allocate all of your Policy value in the Separate Account to one asset allocation model. We must receive notice of your asset allocation model election either by written notice, an authorized telephone transaction or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. We will notify you of any such changes.
          o If you are currently participating in a Morningstar Asset Allocator asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Morningstar Asset Allocator program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements is reduced or eliminated by contracting with Morningstar Associates, LLC to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Morningstar Asset Allocator program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Morningstar Asset Allocator program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be younger than 20 or older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         The minimum initial face amount (or "specified amount") of life insurance is $100,000.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.

          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least enough premium to fund the greater of any selected guaranteed death benefit, or the number of monthly deductions, times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse, subject to the LAPSE AND GRACE
               PERIOD: Guaranteed Death Benefit provision, even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.
         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy Coverage Date, Policy value (or "account value" or "accumulation value") equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deduction. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b)  the daily risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy Month; plus
          (c)  any transfers from the Subaccounts or Loan Account to the Fixed
               Account since the end of the previous Policy Month; minus
          (d)  any transfers from the Fixed Account to the Subaccounts or Loan
               Account since the end of the previous Policy Month; minus
          (e)  any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy Month;
               minus
          (f) the Fixed Account's share of any monthly deductions from Policy value; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h) interest credited on the Fixed Account balance since the end of the previous Policy Month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in face amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the face amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the face amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when the Policy's cash surrender value is not enough to cover any due but unpaid charges and a guaranteed death benefit is not in effect. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse for the guaranteed death benefit period you select so long as Net Funding exceeds Required Funding throughout the selected guaranteed death benefit period. On the first day of a guaranteed death benefit period and each Policy Month date thereafter, we will compare the Net Funding to the Required Funding to determine if the guaranteed death benefit remains in effect or lapses.

         When you apply for your Policy, you select the period of time over which you wish the guaranteed death benefit to be in effect, which must be at least ten years. You also select the period of time over which you plan to pay for it. You also select the amount of initial premium you wish allocated to the Fixed Account to specifically reduce the amount of guaranteed death benefit premium. We calculate the monthly guaranteed death benefit premium based on these specifications. The guaranteed death benefit period and required premium to fund it varies depending upon your age at Policy issue. Certain changes to your Policy while the guaranteed death benefit is in effect will result in establishing a new guaranteed death benefit period and a recalculation of the guaranteed death benefit premium. These changes include an increase or decrease in the face amount of insurance, a change in death benefit option, an increase or decrease in the amount of rider coverage, or a change in risk class of the insured.

         You may change your Policy guaranteed death benefit period or funding period at any time after the Policy Date, subject to our minimum and maximum requirements. We will then establish a new guaranteed death benefit period and recalculate the guaranteed death benefit premium. The change will be effective on the Policy Month date following the date we receive your request. This change is at no cost if made while a guaranteed death benefit is already in effect or during a guaranteed death benefit grace period. Otherwise, there is a charge (stated in the CHARGES section).

         If Net Funding exceeds Required Funding at the end of the guaranteed death benefit period, we will calculate a new guaranteed death benefit period to be purchased by the surplus, and the new guaranteed death benefit premium will be zero.

o        Grace Period

         Guaranteed Death Benefit Grace Period
         If, on any Policy Month date during the guaranteed death benefit period, Net Funding is less than Required Funding, the guaranteed death benefit will lapse as of that Policy Month date. You will receive notice of this lapse and will have 61 days from the date the notice is mailed to pay sufficient premium if you wish to keep the guaranteed death benefit. You cannot reinstate the guaranteed death benefit. However, after a guaranteed death benefit grace period ends and for a charge (see CHARGES section), you may start a new guaranteed death benefit period as described in the Guaranteed Death Benefit provision, above.

         Policy Grace Period
         On each Policy Month date, if a guaranteed death benefit is not in effect, we will compare your Policy Cash Surrender Value to the total monthly deduction charges. If the Cash Surrender Value is less than the monthly deductions, your Policy will lapse and the Policy grace period will begin.

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
     o    Written application signed by you and the insured;
     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o    Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
          (2)  Three times the current Policy Month's monthly deduction.
     o    Repayment or reinstatement of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Month date on or next following the date the reinstatement is approved.

         The face amount of the reinstated Policy may not exceed the face amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, TABLE OF CONTENTS page and last page.

         FREE LOOK RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES EXPLAINED section.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit proceeds after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
  -  Your Policy being in force;
  -  Our receipt of Due Proof of Death of the Insured;
  -  Our receipt of sufficient beneficiary information to make the payment; and
  -  Your election of a payment option.
Due Proof of Death is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option D is in effect unless you elect Option A. The corridor death benefit for each Option is the amount, if any, by which (b) exceeds (a), below.

Death Benefit Option A
     Under Option A, the death benefit is the greater of:
(a)  the face amount of insurance coverage; or
(b) the Policy value multiplied times a corridor percentage stated in the Policy.

Death Benefit Option D
     Under Option D, the death benefit is the greater of:
(a) the face amount of insurance coverage plus the Policy value in the Separate Account and Loan Account minus an adjustment amount. (The adjustment amount is the sum of transfers from the Fixed Account to the Separate Account since Option D became effective, plus the sum of transfers from the Fixed Account to the Loan Account since Option D became effective minus the sum of transfers from the Loan Account to the Fixed Account since Option D became effective but not less than zero.) This amount will never be less than the face amount of insurance coverage; or
(b) the Policy value multiplied times a corridor percentage stated in the Policy.

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Month date after we receive
     (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o We will adjust the face amount of insurance so that the death benefit immediately after the option change is the same as the death benefit immediately before the option change.

o        Change in Face Amount of Insurance Coverage
         You may change the current face amount (or "specified amount") of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this prospectus' TAX MATTERS section). Any change will take effect on the Policy Month date on or after the date we receive your Written Notice.

INCREASE in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in face amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this prospectus' CHARGES EXPLAINED section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this prospectus' OTHER IMPORANT POLICY INFORMATION: Lapse and Grace Period - Guaranteed Death Benefit provision.)
o An additional Administrative Charge Per $1,000 of Increase in Face Amount will be added. See this prospectus' CHARGES EXPLAINED section.
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in face amount of insurance coverage.

DECREASE in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in face amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The face amount of coverage after the decrease must be at least $100,000.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the face amount of insurance coverage by first reducing the face amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial face amount of insurance coverage.
o A decrease in face amount will not decrease the surrender charge nor the Administrative Charge Per $1,000 of Initial Face Amount.

         NO MATURITY DATE

         This Policy does not have a maturity date. Cost of Insurance charges continue through age 120. If the insured is still alive on the Policy Anniversary nearest his or her 121st birthday, there are no further monthly deduction charges. All other Policy provisions will remain unchanged.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

----------------------------------------------------------------------------------------------------------------------
                    Amount You Can Borrow                                        Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard  Policy  Loan.  You may borrow not less than $200 and  Standard   Policy  Loan.   Current  net  annual  loan
up to an  amount  equal to the  Cash  Surrender  Value,  minus  interest  rate of 2%. We  charge a  current  interest guaranteed  monthly  deductions from Policy value for the rest  rate with a 5% effective annual yield  (guaranteed to of the Policy Year,  minus  interest on Policy debt  including  not exceed (5 1/2%) , but we also credit  an  interest
the requested loan to the next Policy Anniversary.              rate  with an  effective  annual  yield  of 3% to any
                                                                amounts in the Loan Account.
--------------------------------------------------------------- -------------------------------------------------------
Reduced  Rate  Policy  Loan.  Available  after the 5th  Policy  Reduced  Rate  Policy  Loan.  Current  net annual  loan
Year.  Amount eligible is limited to Policy  earnings  (Policy  interest  rate  of  0%: we  charge a  current  interest
value   exceeding  the  amount  of  premiums  paid  minus  any  rate with a 3% effective annual   yield  (guaranteed to
previous partial  withdrawals,  minus any outstanding  Reduced  not exceed 3 1/2%), but we also credit an interest rate
Rate Policy Loan);  but,  cannot exceed the maximum  available  with an  effective  annual yield of 3% to  any  amounts loan amount.  Any Standard Policy Loan  outstanding at the end  in the Loan Account.
of the 5th Policy Year will become a Reduced  Rate Policy Loan up to the  eligible  amount  from that point  forward.  Once a loan is  categorized  as a Reduced Rate Policy  Loan,  it will continue to be charged the reduced loan rate.

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred from your variable investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest from your variable investment options on a pro-rata basis, unless you instruct us otherwise.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o Any loan taken from the Fixed Account may negatively impact the availability of a guaranteed death benefit.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and the CHARGES EXPLAINED section of this prospectus.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES EXPLAINED section of this prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your variable investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o If death benefit Option A is in effect, the current face amount and Policy value will be reduced by the amount of any partial withdrawal, including the partial withdrawal charge.
o If death benefit Option D is in effect, the current face amount will be reduced by the amount of the partial withdrawal taken from the Fixed Account.

     Policy value will be reduced by the amount of the partial withdrawal, including the partial withdrawal charge.
o Any partial withdrawal from the Fixed Account may negatively impact the availability of a guaranteed death benefit and the amount of the death benefit.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (payment option C).
o    Any payment option chosen will be effective when we acknowledge it.
o We may require proof of your age or survival or the age or survival of the payee.
o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the face period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax advisor.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS AND EMPLOYERS

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax (AMT) that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in adjusted current earnings for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
- the total of any premium payments or other consideration paid for the Policy, minus
-  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information (SAI). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers (Distributors) to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information (SAI). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to us or to our affiliates. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2007 the list included the following firms: Harbour Investments, Investacorp, Inc., and Cullum & Burks. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o     Disability Benefit Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will provide benefits to the Policy Owner by paying a benefit into the Policy as a premium, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o     Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o     Other Insured Rider
          This Rider provides term insurance upon an individual other than the insured.

o     Terminal Illness Rider
          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. This rider is not available in some states, including Massachusetts.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Coverage Date is the date your life insurance coverage with us begins.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date used to determine Policy Anniversaries, Policy Years, and Policy Months. You may request a specific Policy date, which we must approve. Your Policy Date may or may not be the same date as your Coverage Date. If your Coverage Date is after your Policy Date, you will not have life insurance until you complete all coverage requirements.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments are sufficient to keep the Guaranteed Death Benefit in effect.

Net Funding is the sum of these transactions during the guaranteed death benefit period: premiums allocated to the Fixed Account, plus transfers to the Fixed Account, minus partial withdrawals and transfers from the Fixed Account.

Required Funding, on the Policy issue date, is the guaranteed death benefit premium plus guaranteed death benefit dump-in premium, if any. On the first day of any new guaranteed death benefit period after the Policy issue date, Required Funding equals the new guaranteed death benefit premium. On any Policy Month date other than the first day of a guaranteed death benefit period, Required Funding equals Required Funding on the previous Policy Month date plus one additional monthly guaranteed death benefit premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

     IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
      for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable
           investment options underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
    wish to request a Statement of Additional Information, or inquire about a
         Policy including a personalized illustration (without charge), ontact your sales representative, or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7335
                                www.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

       A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-121749), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-551-8090.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. Unless there is other transactional activity in your Policy during a calendar quarter as described below, the Policy annual report will be the only report you receive showing details for the prior year of automatic planned periodic premium payments received and charges regularly deducted each month from Policy value including the Policy administrative charges, risk charge, cost of insurance charge and monthly charges for optional rider benefits. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur, and will confirm any automated premium payments upon request. You will receive such additional periodic reports as may be required by the SEC.


(R) Ameritas Life Insurance Corp.

                        [Ameritas Life Insurance Corp.]
                                A UNIFI Company]

[Protector hVUL                   Last Page        SEC Registration #: 811-04473

Statement of Additional Information: May 1, 2008
to accompany Policy Prospectuses dated: May 1, 2008

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT V

TABLE OF CONTENTS                                Page

General Information and History....................1

Underwriter........................................2
Distribution of the Policy

More Information on Charges........................3
         Waiver of Certain Charges
         Underwriting Procedure
Model Asset Allocation Program
         The Service
         The Morningstar Asset Allocator Models
         Periodic Updates of the Models and Notices of Updates
         Risks

Distribution of Materials.........................5
Licensing Agreement
Advertising

Performance Data..................................6
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                  5900 O Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

           This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                        GENERAL INFORMATION AND HISTORY

           Ameritas Life Insurance Corp. ("we, us, our, Ameritas") is a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (we are wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         Prior to May 1, 2007, the Policies described in this Statement of Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account V, formerly "Ameritas Variable Life Insurance Company Separate Account V," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.




                                     SAI:1

UNDERWRITER

         Overture Ovation! and Protector hVUL Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510. Other policies in Ameritas Variable Separate Account V were also distributed by AIC, a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

                                                           YEAR:        2005              2006             2007
----------------------------------------------------------------- ----------------- ----------------- ----------------
Variable life insurance commission the Distributor paid to AIC        $13,595,629      $10,814,882       $10,123,322
that was paid to other broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable life insurance commission earned and kept by AIC.                $38,693          $12,753           $12,753
----------------------------------------------------------------- ----------------- ---------------- ----------------
Fees the Distributor paid to AIC for variable life insurance             $361,994         $298,477          $232,565
Principal Underwriter services.
----------------------------------------------------------------- ----------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory
Authority(FINRA). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products
          o Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.
          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Distribution Compensation for Products No Longer Being Sold
          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.
          o Overture VIVA!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

                                     SAI:2

MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Protector hVUL policy, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Standard Ordinary Mortality Tables, Age Nearest Birthday. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

       MODEL ASSET ALLOCATION PROGRAM
       MORNINGSTAR (R) ASSET ALLOCATOR offered through AMERITAS INVESTMENT CORP.

The Service
     Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

     If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

     If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.


                                     SAI:3

The Morningstar Asset Allocator Models
     Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
     Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

     When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

     When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
     Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

     Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

     AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm.
     Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be

                                     SAI:4
     liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee (Ameritas) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

                                     SAI:5

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

          FINANCIAL STATEMENTS

         The statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement discussed in Note 20) and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.


                                     SAI:6

                      AMERITAS VARIABLE SEPARATE ACCOUNT V

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2007
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account V as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account V as of December 31, 2007, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2008

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         1,929,869.540 shares at $23.91 per share (cost $45,308,483)                             $     46,143,181
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         94,981.126 shares at $23.82 per share (cost $2,333,363)                                        2,262,450
       VIP Growth Portfolio: Initial Class (Growth IC) -
         930,130.682 shares at $45.12 per share (cost $34,607,672)                                     41,967,496
       VIP Growth Portfolio: Service Class (Growth SC) -
         37,003.762 shares at $44.99 per share (cost $1,262,317)                                        1,664,799
       VIP High Income Portfolio: Initial Class (High Income IC) -
         1,401,787.145 shares at $5.98 per share (cost $8,861,345)                                      8,382,687
       VIP High Income Portfolio: Service Class (High Income SC) -
         173,092.057 shares at $5.95 per share (cost $1,071,730)                                        1,029,898
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         1,072,998.936 shares at $25.32 per share (cost $21,249,553)                                   27,168,333
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         25,226.045 shares at $25.22 per share (cost $555,288)                                            636,201
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         1,217,037.588 shares at $16.57 per share (cost $19,218,347)                                   20,166,313
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         12,133.622 shares at $16.48 per share (cost $176,880)                                            199,962
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         1,290,022.313 shares at $12.76 per share (cost $16,358,471)                                   16,460,685
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         1,780,189.702 shares at $27.90 per share (cost $46,654,752)                                   49,667,293
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         92,367.144 shares at $27.80 per share (cost $2,665,078)                                        2,567,807
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         217,447.641 shares at $15.51 per share (cost $2,929,834)                                       3,372,613
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         5,338.164 shares at $15.41 per share (cost $62,819)                                               82,261
       VIP MidCap Portfolio: Initial Class (MidCap IC) -
         5,571.353 shares at $36.16 per share (cost $172,461)                                             201,460
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         569,366.446 shares at $14.61 per share (cost $7,535,096)                                       8,318,444


The accompanying notes are an integral part of these financial statements.


                                      FS-2

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio: Initial Class (Strategic Inc.) -
         313,785.041 shares at $10.54 per share (cost $3,296,288)                                $      3,307,294
       Utilities Portfolio: Initial Class (Utilities) -
         544,867.360 shares at $34.48 per share (cost $11,983,060)                                     18,787,027
       New Discovery Portfolio: Initial Class (New Discovery) -
         223,064.234 shares at $16.63 per share (cost $3,448,191)                                       3,709,558
    The Universal Institutional Funds, Inc. (Van Kampen):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         875,289.981 shares at $24.27 per share (cost $12,532,315)                                     21,243,288
       Global Value Equity Portfolio - Class I (Global Value) -
         441,098.451 shares at $16.46 per share (cost $5,996,001)                                       7,260,481
       International Magnum Portfolio - Class I (Intl. Magnum) -
         287,807.343 shares at $14.50 per share (cost $3,480,852)                                       4,173,206
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         443,354.039 shares at $22.05 per share (cost $9,039,781)                                       9,775,957
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         1,555,120.475 shares at $20.55 per share (cost $26,948,194)                                   31,957,726
       Ameritas Income & Growth Portfolio (Income and Growth) -
         3,308,423.962 shares at $13.80 per share (cost $43,812,325)                                   45,656,251
       Ameritas Index 500 Portfolio (Index 500) -
         170,766.072 shares at $158.07 per share (cost $23,853,010)                                    26,992,993
       Ameritas MidCap Growth Portfolio (MidCap) -
         776,808.204 shares at $38.97 per share (cost $26,259,487)                                     30,272,216
       Ameritas Money Market Portfolio (Money Market) -
         18,603,037.171 shares at $1.00 per share (cost $18,603,037)             $   18,603,037
           Dividends Receivable                                                           4,652
                                                                                ----------------
             Total                                                                                     18,607,689
       Ameritas Small Capitalization Portfolio (Small Cap) -
         479,041.613 shares at $37.43 per share (cost $17,802,299)                                     17,930,528
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         237,699.094 shares at $18.89 per share (cost $5,203,448)                                       4,490,136
       Ameritas MidCap Value Portfolio (Focused MidCap) -
         686,125.591 shares at $19.98 per share (cost $14,169,985)                                     13,708,789
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         724,109.833 shares at $1.918 per share (cost $1,326,436)                                       1,388,843


The accompanying notes are an integral part of these financial statements.

                                      FS-3

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Calvert Portfolios (Calvert), continued:
       CVS Social International Equity Portfolio (Intl. Equity) -
         120,958.323 shares at $18.88 per share (cost $2,205,178)                                $      2,283,693
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         71,619.445 shares at $30.54 per share (cost $2,023,850)                                        2,187,258
       CVS Social Equity Portfolio (Equity) -
         23,100.494 shares at $20.38 per share (cost $377,453)                                            470,788
       CVS Income Portfolio (Income) -
         578,441.732 shares at $16.03 per share (cost $9,386,957)                                       9,272,421
    American Century Investments (American Century):
       VP Income & Growth Portfolio - Class I (Income & Growth) -
         718,099.060 shares at $8.46 per share (cost $5,056,164)                                        6,075,118
       VP Value Fund Portfolio - Class I (Value) -
         40,051.494 shares at $7.47 per share (cost $319,166)                                             299,185
    AIM Variable Insurance Funds (AIM):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         93,281.363 shares at $19.24 per share (cost $1,342,161)                                        1,794,733
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio - Class I (S&P MidCap) -
         82,688.080 shares at $70.69 per share (cost $4,821,617)                                        5,845,220
       Russell 2000 Small Cap Index Portfolio - Class I (Russell Small Cap) -
         55,976.598 shares at $67.00 per share (cost $3,377,219)                                        3,750,432
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         102,265.594 shares at $28.64 per share (cost $2,266,748)                                       2,928,887
       EAFE International Index Portfolio - Class I (EAFE Intl.) -
         4,358.880 shares at $104.76 per share (cost $338,977)                                            456,636
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         790,517.292 shares at $25.92 per share (cost $18,025,422)                                     20,490,208
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         98,020.047 shares at $15.45 per share (cost $1,618,331)                                        1,514,410

                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    546,922,854
                                                                                                ====================


The accompanying notes are an integral part of these financial statements.

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                 Equity-Income
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        873,384
   Mortality and expense risk charge                                                   (393,333)
                                                                              ------------------
Net investment income(loss)                                                             480,051
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    3,852,336
   Net realized gain(loss) on sale of fund shares                                       370,303
                                                                              ------------------
Net realized gain(loss)                                                               4,222,639
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (4,466,661)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        236,029
                                                                              ==================


                                                                                        Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        480,051   $        976,025
   Net realized gain(loss)                                                            4,222,639          5,097,650
   Net change in unrealized appreciation/depreciation                                (4,466,661)           978,399
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      236,029          7,052,074
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                5,090,368          4,507,539
   Subaccounts transfers (including fixed account), net                               2,561,445          3,197,921
   Transfers for policyowner benefits and terminations                               (3,209,338)        (3,217,601)
   Policyowner maintenance charges                                                   (3,009,899)        (2,681,738)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,432,576          1,806,121
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,668,605          8,858,195
Net assets at beginning of period                                                    44,474,576         35,616,381
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     46,143,181   $     44,474,576
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
   Equity-Income                             Growth IC                             Growth SC
        SC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $         40,472                       $        342,766                       $          9,564
          (20,722)                              (351,183)                               (14,281)
-------------------                    -------------------                    -------------------
           19,750                                 (8,417)                                (4,717)
-------------------                    -------------------                    -------------------


          190,211                                 34,402                                  1,347
           51,370                                642,264                                 54,997
-------------------                    -------------------                    -------------------
          241,581                                676,666                                 56,344
-------------------                    -------------------                    -------------------

         (233,035)                             8,770,160                                310,751
-------------------                    -------------------                    -------------------


 $         28,296                       $      9,438,409                       $        362,378
===================                    ===================                    ===================


          Equity-Income SC                           Growth IC                              Growth SC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         19,750    $         32,509   $         (8,417)  $       (182,842)   $         (4,717)  $         (8,908)
          241,581             206,194            676,666           (269,868)             56,344              2,145
         (233,035)             70,351          8,770,160          2,707,858             310,751             66,837
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           28,296             309,054          9,438,409          2,255,148             362,378             60,074
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          122,388             127,085          3,422,774          4,243,022             116,541            135,745
           (3,682)            998,556         (4,611,037)            20,241            (141,906)           447,364
          (35,404)             (8,115)        (3,048,182)        (3,500,423)            (23,204)            (8,803)
         (105,547)            (96,030)        (2,621,400)        (2,811,606)            (72,746)           (69,011)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (22,245)          1,021,496         (6,857,845)        (2,048,766)           (121,315)           505,295
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

            6,051           1,330,550          2,580,564            206,382             241,063            565,369
        2,256,399             925,849         39,386,932         39,180,550           1,423,736            858,367
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,262,450    $      2,256,399   $     41,967,496   $     39,386,932    $      1,664,799   $      1,423,736
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                       IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
 Investment income:
   Dividend distributions received                                             $        703,029
   Mortality and expense risk charge                                                    (75,780)
                                                                              ------------------
Net investment income(loss)                                                             627,249
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        76,225
                                                                              ------------------
Net realized gain(loss)                                                                  76,225
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (495,328)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        208,146
                                                                              ==================


                                                                                         High Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        627,249   $        634,893
   Net realized gain(loss)                                                               76,225             15,209
   Net change in unrealized appreciation/depreciation                                  (495,328)           215,390
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      208,146            865,492
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  914,543            975,176
   Subaccounts transfers (including fixed account), net                              (1,076,939)           955,236
   Transfers for policyowner benefits and terminations                                 (550,739)          (680,555)
   Policyowner maintenance charges                                                     (591,770)          (616,455)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,304,905)           633,402
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,096,759)         1,498,894
Net assets at beginning of period                                                     9,479,446          7,980,552
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,382,687   $      9,479,446
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
    High Income
        SC                                 Overseas IC                           Overseas SC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $         85,453                       $        885,842                       $         30,645
           (9,548)                              (223,294)                                (6,541)
-------------------                    -------------------                    -------------------
           75,905                                662,548                                 24,104
-------------------                    -------------------                    -------------------


             ----                              1,750,868                                 94,070
            7,451                                791,437                                 95,352
-------------------                    -------------------                    -------------------
            7,451                              2,542,305                                189,422
-------------------                    -------------------                    -------------------

          (66,019)                               888,777                               (142,995)
-------------------                    -------------------                    -------------------


 $         17,337                       $      4,093,630                       $         70,531
===================                    ===================                    ===================

           High Income SC                           Overseas IC                            Overseas SC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         75,905    $         69,545   $        662,548   $         (3,114)   $         24,104   $         (6,201)
            7,451               4,241          2,542,305            271,431             189,422             10,379
          (66,019)             10,325            888,777          3,285,603            (142,995)           152,240
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           17,337              84,111          4,093,630          3,553,920              70,531            156,418
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           35,699              45,347          2,725,802          2,668,266              51,980             53,216
             (345)            609,204         (1,498,516)         2,672,573            (789,128)           822,023
          (24,357)            (30,066)        (1,625,891)        (1,734,649)            (10,605)            (6,453)
          (45,862)            (48,844)        (1,689,317)        (1,507,285)            (36,863)           (54,301)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (34,865)            575,641         (2,087,922)         2,098,905            (784,616)           814,485
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (17,528)            659,752          2,005,708          5,652,825            (714,085)           970,903
        1,047,426             387,674         25,162,625         19,509,800           1,350,286            379,383
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      1,029,898    $      1,047,426   $     27,168,333   $     25,162,625    $        636,201   $      1,350,286
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,215,345
   Mortality and expense risk charge                                                   (179,414)
                                                                              ------------------
Net investment income(loss)                                                           1,035,931
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      562,623
   Net realized gain(loss) on sale of fund shares                                        34,367
                                                                              ------------------
Net realized gain(loss)                                                                 596,990
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,073,712
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,706,633
                                                                              ==================


                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,035,931   $        388,141
   Net realized gain(loss)                                                              596,990           (162,028)
   Net change in unrealized appreciation/depreciation                                 1,073,712          1,025,276
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,706,633          1,251,389
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,367,587          1,599,765
   Subaccounts transfers (including fixed account), net                                (272,666)          (939,431)
   Transfers for policyowner benefits and terminations                               (2,102,959)        (2,140,558)
   Policyowner maintenance charges                                                   (1,381,279)        (1,540,414)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (2,389,317)        (3,020,638)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  317,316         (1,769,249)
Net assets at beginning of period                                                    19,848,997         21,618,246
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     20,166,313   $     19,848,997
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

  Asset Mgr. SC                           Inv. Bond IC                            Contrafund IC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $         10,896                       $        556,398                       $        445,687
           (1,619)                              (119,625)                              (362,539)
-------------------                    -------------------                    -------------------
            9,277                                436,773                                 83,148
-------------------                    -------------------                    -------------------


            5,500                                   ----                             11,875,459
            7,928                                (17,008)                               936,884
-------------------                    -------------------                    -------------------
           13,428                                (17,008)                            12,812,343
-------------------                    -------------------                    -------------------

            1,558                                110,817                             (6,023,152)
-------------------                    -------------------                    -------------------


 $         24,263                       $        530,582                       $      6,872,339
===================                    ===================                    ===================


            Asset Mgr. SC                          Inv. Bond IC                           Contrafund IC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          9,277    $          3,279   $        436,773   $        389,790    $         83,148   $        182,305
           13,428               1,502            (17,008)            (8,057)         12,812,343          3,945,250
            1,558               7,565            110,817             64,786          (6,023,152)          (285,901)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           24,263              12,346            530,582            446,519           6,872,339          3,841,654
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           18,235              30,619          1,760,276          1,639,982           5,009,612          4,121,085
          (21,884)             (8,298)         2,925,358            373,762           4,681,512          2,385,124
          (23,630)               (228)          (888,860)          (967,894)         (3,495,661)        (2,656,499)
           (9,253)            (17,044)        (1,063,317)          (989,988)         (2,983,907)        (2,572,855)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (36,532)              5,049          2,733,457             55,862           3,211,556          1,276,855
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (12,269)             17,395          3,264,039            502,381          10,083,895          5,118,509
          212,231             194,836         13,196,646         12,694,265          39,583,398         34,464,889
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        199,962    $        212,231   $     16,460,685   $     13,196,646    $     49,667,293   $     39,583,398
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Contrafund SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         20,627
   Mortality and expense risk charge                                                    (20,270)
                                                                              ------------------
Net investment income(loss)                                                                 357
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      615,269
   Net realized gain(loss) on sale of fund shares                                        63,462
                                                                              ------------------
Net realized gain(loss)                                                                 678,731
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (333,176)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        345,912
                                                                              ==================


                                                                                          Contrafund SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            357   $          2,943
   Net realized gain(loss)                                                              678,731            168,216
   Net change in unrealized appreciation/depreciation                                  (333,176)           (10,015)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      345,912            161,144
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  158,767            161,230
   Subaccounts transfers (including fixed account), net                                 200,256            705,850
   Transfers for policyowner benefits and terminations                                  (19,483)           (35,485)
   Policyowner maintenance charges                                                      (93,380)           (75,842)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    246,160            755,753
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  592,072            916,897
Net assets at beginning of period                                                     1,975,735          1,058,838
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,567,807   $      1,975,735
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Fidelity
--------------------------------------------------------------------------------------------------------------------
    Asset Mgr.                             Asset Mgr.
      Gr. IC                                 Gr. SC                                 MidCap IC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        134,891                       $          3,054                       $          1,795
          (26,663)                                  (686)                                (1,431)
-------------------                    -------------------                    -------------------
          108,228                                  2,368                                    364
-------------------                    -------------------                    -------------------


             ----                                   ----                                 17,547
           50,534                                    482                                  5,358
-------------------                    -------------------                    -------------------
           50,534                                    482                                 22,905
-------------------                    -------------------                    -------------------

          381,903                                  9,698                                  3,876
-------------------                    -------------------                    -------------------


 $        540,665                       $         12,548                       $         27,145
===================                    ===================                    ===================


          Asset Mgr. Gr. IC                      Asset Mgr. Gr. SC                          MidCap IC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        108,228    $         36,758   $          2,368   $            652    $            364   $           (626)
           50,534             (18,651)               482                233              22,905             19,254
          381,903             156,014              9,698              2,801               3,876             (2,628)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          540,665             174,121             12,548              3,686              27,145             16,000
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          291,051             337,513              4,267              4,929              42,119             62,329
           65,773            (233,253)              (165)                33             (26,227)            14,712
         (295,772)           (169,717)              ----                  1              (6,097)            (3,935)
         (201,749)           (217,156)            (1,804)            (1,762)            (23,711)           (23,796)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (140,697)           (282,613)             2,298              3,201             (13,916)            49,310
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          399,968            (108,492)            14,846              6,887              13,229             65,310
        2,972,645           3,081,137             67,415             60,528             188,231            122,921
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,372,613    $      2,972,645   $         82,261   $         67,415    $        201,460   $        188,231
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        164,973
   Mortality and expense risk charge                                                    (64,646)
                                                                              ------------------
Net investment income(loss)                                                             100,327
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      452,821
   Net realized gain(loss) on sale of fund shares                                        86,203
                                                                              ------------------
Net realized gain(loss)                                                                 539,024
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          201,324
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        840,675
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        100,327   $         56,231
   Net realized gain(loss)                                                              539,024            476,851
   Net change in unrealized appreciation/depreciation                                   201,324           (252,592)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      840,675            280,490
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  789,246            874,242
   Subaccounts transfers (including fixed account), net                                 101,757           (502,524)
   Transfers for policyowner benefits and terminations                                 (540,012)          (471,930)
   Policyowner maintenance charges                                                     (560,595)          (625,770)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (209,604)          (725,982)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  631,071           (445,492)
Net assets at beginning of period                                                     7,687,373          8,132,865
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,318,444   $      7,687,373
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         MFS
--------------------------------------------------------------------------------------------------------------------
                                                                                     New
  Strategic Inc.                           Utilities                              Discovery
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        143,629                       $        166,173                       $           ----
          (25,204)                              (140,235)                               (33,798)
-------------------                    -------------------                    -------------------
          118,425                                 25,938                                (33,798)
-------------------                    -------------------                    -------------------


              ---                              1,204,497                                301,963
           (1,280)                               831,475                                114,229
-------------------                    -------------------                    -------------------
           (1,280)                             2,035,972                                416,192
-------------------                    -------------------                    -------------------

          (27,150)                             1,997,427                               (289,121)
-------------------                    -------------------                    -------------------


 $         89,995                       $      4,059,337                       $         93,273
===================                    ===================                    ===================

           Strategic Inc.                            Utilities                            New Discovery
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        118,425    $        111,375   $         25,938   $        148,875    $        (33,798)  $        (34,227)
           (1,280)             14,754          2,035,972            939,732             416,192            165,845
          (27,150)             24,202          1,997,427          2,339,658            (289,121)           365,213
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           89,995             150,331          4,059,337          3,428,265              93,273            496,831
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          405,601             416,627          1,326,636          1,228,589             426,057            507,763
          314,136             275,146            467,372            179,726            (468,647)          (439,862)
         (169,531)           (292,137)          (935,086)          (762,725)           (307,727)          (281,958)
         (249,263)           (230,137)        (1,166,879)        (1,006,200)           (273,276)          (312,205)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          300,943             169,499           (307,957)          (360,610)           (623,593)          (526,262)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          390,938             319,830          3,751,380          3,067,655            (530,320)           (29,431)
        2,916,356           2,596,526         15,035,647         11,967,992           4,239,878          4,269,309
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,307,294    $      2,916,356   $     18,787,027   $     15,035,647    $      3,709,558   $      4,239,878
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------
                                                                              Emerging Markets
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         80,816
   Mortality and expense risk charge                                                   (145,745)
                                                                              ------------------
Net investment income(loss)                                                             (64,929)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    2,061,803
   Net realized gain(loss) on sale of fund shares                                     1,403,349
                                                                              ------------------
Net realized gain(loss)                                                               3,465,152
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,564,019
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      5,964,242
                                                                              ==================


                                                                                        Emerging Markets
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (64,929)  $         (4,694)
   Net realized gain(loss)                                                            3,465,152            978,267
   Net change in unrealized appreciation/depreciation                                 2,564,019          2,960,258
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    5,964,242          3,933,831
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,588,122          1,214,035
   Subaccounts transfers (including fixed account), net                                (359,200)         2,445,424
   Transfers for policyowner benefits and terminations                                 (994,665)          (716,242)
   Policyowner maintenance charges                                                   (1,083,335)          (892,490)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (849,078)         2,050,727
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                5,115,164          5,984,558
Net assets at beginning of period                                                    16,128,124         10,143,566
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     21,243,288   $     16,128,124
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Van Kampen
--------------------------------------------------------------------------------------------------------------------
                                                                                    U.S. Real
   Global Value                           Intl. Magnum                               Estate
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        140,694                       $         58,908                       $        142,132
          (60,871)                               (32,363)                              (103,319)
-------------------                    -------------------                    -------------------
           79,823                                 26,545                                 38,813
-------------------                    -------------------                    -------------------


          593,813                                405,267                              1,109,941
          219,177                                146,499                              1,127,450
-------------------                    -------------------                    -------------------
          812,990                                551,766                              2,237,391
-------------------                    -------------------                    -------------------

         (474,953)                               (76,128)                            (4,483,564)
-------------------                    -------------------                    -------------------


 $        417,860                       $        502,183                       $     (2,207,360)
===================                    ===================                    ===================

            Global Value                           Intl. Magnum                         U.S. Real Estate
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         79,823    $         51,683   $         26,545   $        (21,175)   $         38,813   $         32,842
          812,990             420,300            551,766            345,782           2,237,391          1,359,875
         (474,953)            736,392            (76,128)           334,668          (4,483,564)         2,301,710
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          417,860           1,208,375            502,183            659,275          (2,207,360)         3,694,427
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          609,280             654,840            313,309            304,956           1,326,051          1,103,520
         (203,823)             37,569            267,445            309,602          (1,669,448)           504,884
         (338,386)           (426,887)          (335,063)          (222,939)           (612,591)          (639,962)
         (405,531)           (388,996)          (209,827)          (178,085)           (864,303)          (805,142)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (338,460)           (123,474)            35,864            213,534          (1,820,291)           163,300
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           79,400           1,084,901            538,047            872,809          (4,027,651)         3,857,727
        7,181,081           6,096,180          3,635,159          2,762,350          13,803,608          9,945,881
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      7,260,481    $      7,181,081   $      4,173,206   $      3,635,159    $      9,775,957   $     13,803,608
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                                 Core Strat.
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        218,005
   Mortality and expense risk charge                                                   (237,603)
                                                                              ------------------
Net investment income(loss)                                                             (19,598)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    2,519,437
   Net realized gain(loss) on sale of fund shares                                       463,075
                                                                              ------------------
Net realized gain(loss)                                                               2,982,512
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,510,127)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,452,787
                                                                              ==================


                                                                                           Core Strat.
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (19,598)  $        (20,852)
   Net realized gain(loss)                                                            2,982,512            994,894
   Net change in unrealized appreciation/depreciation                                (1,510,127)         3,388,550
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,452,787          4,362,592
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,825,321          2,937,289
   Subaccounts transfers (including fixed account), net                               5,311,852          1,690,053
   Transfers for policyowner benefits and terminations                               (2,267,531)        (1,845,395)
   Policyowner maintenance charges                                                   (2,115,085)        (1,671,729)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  4,754,557          1,110,218
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                6,207,344          5,472,810
Net assets at beginning of period                                                    25,750,382         20,277,572
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     31,957,726   $     25,750,382
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Ameritas
--------------------------------------------------------------------------------------------------------------------
       Income
     and Growth                              Index 500                              MidCap
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        736,333                       $        468,828                       $           ----
         (400,773)                              (232,580)                              (221,714)
-------------------                    -------------------                    -------------------
          335,560                                236,248                               (221,714)
-------------------                    -------------------                    -------------------


        2,263,956                                   ----                              5,953,477
          697,686                                676,658                                669,188
-------------------                    -------------------                    -------------------
        2,961,642                                676,658                              6,622,665
-------------------                    -------------------                    -------------------

       (2,332,009)                               372,203                              1,238,239
-------------------                    -------------------                    -------------------


 $        965,193                       $      1,285,109                       $      7,639,190
===================                    ===================                    ===================

          Income and Growth                          Index 500                               MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        335,560    $          5,549   $        236,248   $        229,881    $       (221,714)  $       (192,282)
        2,961,642              88,759            676,658            127,990           6,622,665          3,201,590
       (2,332,009)          4,187,250            372,203          3,507,369           1,238,239         (1,177,075)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          965,193           4,281,558          1,285,109          3,865,240           7,639,190          1,832,233
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        4,528,055           5,373,396          2,851,099          3,340,407           2,273,682          2,363,859
       (2,089,890)         (4,193,329)          (621,798)        (2,330,837)            489,278           (985,534)
       (3,847,972)         (3,363,007)        (3,736,838)        (2,095,819)         (1,723,223)        (1,879,900)
       (3,289,870)         (3,595,168)        (2,023,513)        (2,169,027)         (1,661,712)        (1,591,929)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (4,699,677)         (5,778,108)        (3,531,050)        (3,255,276)           (621,975)        (2,093,504)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,734,484)         (1,496,550)        (2,245,941)           609,964           7,017,215           (261,271)
       49,390,735          50,887,285         29,238,934         28,628,970          23,255,001         23,516,272
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     45,656,251    $     49,390,735   $     26,992,993   $     29,238,934    $     30,272,216   $     23,255,001
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                                Money Market
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        831,465
   Mortality and expense risk charge                                                   (136,458)
                                                                              ------------------
Net investment income(loss)                                                             695,007
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        695,007
                                                                              ==================


                                                                                          Money Market
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        695,007   $        681,339
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      695,007            681,339
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               11,245,396         13,508,241
   Subaccounts transfers (including fixed account), net                              (4,574,068)        (9,697,064)
   Transfers for policyowner benefits and terminations                               (4,417,369)        (3,818,292)
   Policyowner maintenance charges                                                   (1,629,339)        (1,792,515)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    624,620         (1,799,630)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,319,627         (1,118,291)
Net assets at beginning of period                                                    17,288,062         18,406,353
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,607,689   $     17,288,062
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Ameritas
--------------------------------------------------------------------------------------------------------------------
                                             Small Co.                              Focused
    Small Cap                                 Equity                                 MidCap
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $         49,038
         (153,122)                               (38,891)                              (104,853)
-------------------                    -------------------                    -------------------
         (153,122)                               (38,891)                               (55,815)
-------------------                    -------------------                    -------------------


             ----                                807,039                              2,559,203
          (42,016)                                49,020                                398,002
-------------------                    -------------------                    -------------------
          (42,016)                               856,059                              2,957,205
-------------------                    -------------------                    -------------------

        1,969,725                               (766,474)                            (2,300,973)
-------------------                    -------------------                    -------------------


 $      1,774,587                       $         50,694                       $        600,417
===================                    ===================                    ===================


              Small Cap                          Small Co. Equity                        Focused MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $       (153,122)   $       (138,368)  $        (38,891)  $        (41,634)   $        (55,815)  $        (78,642)
          (42,016)           (475,400)           856,059            632,150           2,957,205          1,017,428
        1,969,725           3,500,953           (766,474)          (234,042)         (2,300,973)           527,377
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,774,587           2,887,185             50,694            356,474             600,417          1,466,163
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,810,089           1,910,482            644,771            799,374           2,238,287          2,075,494
          353,459            (409,297)          (859,327)          (545,053)           (893,246)         2,076,776
       (1,590,776)         (1,626,489)          (331,350)          (329,252)           (662,243)          (720,227)
       (1,219,285)         (1,191,176)          (347,398)          (441,326)         (1,103,896)          (967,099)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (646,513)         (1,316,480)          (893,304)          (516,257)           (421,098)         2,464,944
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,128,074           1,570,705           (842,610)          (159,783)            179,319          3,931,107
       16,802,454          15,231,749          5,332,746          5,492,529          13,529,470          9,598,363
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     17,930,528    $     16,802,454   $      4,490,136   $      5,332,746    $     13,708,789   $     13,529,470
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         34,133
   Mortality and expense risk charge                                                    (11,377)
                                                                              ------------------
Net investment income(loss)                                                              22,756
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       78,112
   Net realized gain(loss) on sale of fund shares                                        27,194
                                                                              ------------------
Net realized gain(loss)                                                                 105,306
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (101,159)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         26,903
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         22,756   $         19,781
   Net realized gain(loss)                                                              105,306             48,221
   Net change in unrealized appreciation/depreciation                                  (101,159)            30,712
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       26,903             98,714
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  144,853            156,243
   Subaccounts transfers (including fixed account), net                                  94,962             13,874
   Transfers for policyowner benefits and terminations                                 (125,194)           (93,104)
   Policyowner maintenance charges                                                     (102,089)          (103,620)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     12,532            (26,607)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   39,435             72,107
Net assets at beginning of period                                                     1,349,408          1,277,301
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,388,843   $      1,349,408
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Calvert
--------------------------------------------------------------------------------------------------------------------

   Intl. Equity                               Mid Cap                                Equity
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $         25,869                       $           ----                       $           ----
          (18,132)                               (10,052)                                (3,284)
-------------------                    -------------------                    -------------------
            7,737                                (10,052)                                (3,284)
-------------------                    -------------------                    -------------------


          334,879                                 44,241                                 23,146
          101,262                                 32,009                                 13,607
-------------------                    -------------------                    -------------------
          436,141                                 76,250                                 36,753
-------------------                    -------------------                    -------------------

         (402,716)                                 2,301                                  5,354
-------------------                    -------------------                    -------------------


 $         41,162                       $         68,499                       $         38,823
===================                    ===================                    ===================


               Intl. Equity                            Mid Cap                                Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $          7,737    $         (1,714)  $        (10,052)  $         (7,072)   $         (3,284)  $         (3,000)
          436,141             162,887             76,250             31,122              36,753              9,680
         (402,716)            238,279              2,301             33,371               5,354             30,669
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           41,162             399,452             68,499             57,421              38,823             37,349
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          245,550             211,697            174,102            151,020              67,783             76,336
           71,695             493,794          1,213,521            (66,800)            (11,477)               811
         (101,487)            (46,204)          (106,429)           (59,051)            (25,457)           (32,601)
         (159,032)           (123,884)           (97,132)           (78,170)            (33,077)           (36,619)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           56,726             535,403          1,184,062            (53,001)             (2,228)             7,927
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           97,888             934,855          1,252,561              4,420              36,595             45,276
        2,185,805           1,250,950            934,697            930,277             434,193            388,917
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,283,693    $      2,185,805   $      2,187,258   $        934,697    $        470,788   $        434,193
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------
                                                                                   Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        399,070
   Mortality and expense risk charge                                                    (64,690)
                                                                              ------------------
Net investment income(loss)                                                             334,380
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       35,054
   Net realized gain(loss) on sale of fund shares                                         5,345
                                                                              ------------------
Net realized gain(loss)                                                                  40,399
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (30,194)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        344,585
                                                                              ==================


                                                                                             Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        334,380   $        259,474
   Net realized gain(loss)                                                               40,399             28,230
   Net change in unrealized appreciation/depreciation                                   (30,194)             2,278
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      344,585            289,982
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,396,802          1,260,776
   Subaccounts transfers (including fixed account), net                                 747,338          3,099,650
   Transfers for policyowner benefits and terminations                                 (266,988)          (312,435)
   Policyowner maintenance charges                                                     (682,045)          (578,350)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,195,107          3,469,641
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,539,692          3,759,623
Net assets at beginning of period                                                     7,732,729          3,973,106
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,272,421   $      7,732,729
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                American Century                                                 AIM
----------------------------------------------------------------------------- --------------------------------------
       Income
     & Growth                                  Value                                Dynamics
-------------------                    -------------------                    -------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $        180,423                       $          4,188                       $           ----
          (60,898)                                (2,022)                               (14,293)
-------------------                    -------------------                    ------------------
          119,525                                  2,166                                (14,293)
-------------------                    -------------------                    ------------------


             ----                                 21,718                                   ----
        1,046,032                                    495                                108,076
-------------------                    -------------------                    ------------------
        1,046,032                                 22,213                                108,076
-------------------                    -------------------                    ------------------

         (982,343)                               (43,247)                                82,955
-------------------                    -------------------                    ------------------


 $        183,214                       $        (18,868)                      $        176,738
===================                    ===================                    ==================


           Income & Growth                             Value                                Dynamics
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        119,525    $         65,102   $          2,166   $          1,256    $        (14,293)  $        (11,000)
        1,046,032              61,343             22,213             18,369             108,076             83,979
         (982,343)          1,106,711            (43,247)            17,056              82,955            124,527
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          183,214           1,233,156            (18,868)            36,681             176,738            197,506
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,178,893           1,688,578             61,519             65,868             241,355            236,117
       (3,672,541)          1,391,212             27,410             10,655              66,422             64,419
         (411,433)           (569,146)            (3,582)           (13,831)           (165,146)           (68,377)
         (640,068)           (738,038)           (26,717)           (27,072)           (119,438)          (111,885)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (3,545,149)          1,772,606             58,630             35,620              23,193            120,274
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,361,935)          3,005,762             39,762             72,301             199,931            317,780
        9,437,053           6,431,291            259,423            187,122           1,594,802          1,277,022
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,075,118    $      9,437,053   $        299,185   $        259,423    $      1,794,733   $      1,594,802
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                     S&P
                                                                                   MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         55,202
   Mortality and expense risk charge                                                    (47,779)
                                                                              ------------------
Net investment income(loss)                                                               7,423
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      249,680
   Net realized gain(loss) on sale of fund shares                                       232,022
                                                                              ------------------
Net realized gain(loss)                                                                 481,702
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (99,778)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        389,347
                                                                              ==================


                                                                                           S&P MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          7,423   $          4,500
   Net realized gain(loss)                                                              481,702            370,261
   Net change in unrealized appreciation/depreciation                                   (99,778)            91,336
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      389,347            466,097
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  727,670            747,893
   Subaccounts transfers (including fixed account), net                                (257,631)           (22,181)
   Transfers for policyowner benefits and terminations                                 (245,614)          (298,073)
   Policyowner maintenance charges                                                     (427,368)          (431,345)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (202,943)            (3,706)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  186,404            462,391
Net assets at beginning of period                                                     5,658,816          5,196,425
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,845,220   $      5,658,816
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Summit
--------------------------------------------------------------------------------------------------------------------
     Russell                               Nasdaq-100
    Small Cap                                 Index                                EAFE Intl.
-------------------                    -------------------                    -------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         25,969                       $         31,349                       $          6,623
          (31,371)                               (20,282)                                (3,236)
-------------------                    -------------------                    ------------------
           (5,402)                                11,067                                  3,387
-------------------                    -------------------                    ------------------


          304,920                                   ----                                  9,920
          127,082                                115,014                                 17,987
-------------------                    -------------------                    ------------------
          432,002                                115,014                                 27,907
-------------------                    -------------------                    ------------------

         (539,234)                               297,815                                 10,120
-------------------                    -------------------                    ------------------


 $       (112,634)                      $        423,896                       $         41,414
===================                    ===================                    ==================

          Russell Small Cap                      Nasdaq-100 Index                          EAFE Intl.
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         (5,402)   $         (3,804)  $         11,067   $        (14,361)   $          3,387   $          3,578
          432,002             378,608            115,014            137,872              27,907             17,733
         (539,234)            246,864            297,815             10,481              10,120             60,070
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (112,634)            621,668            423,896            133,992              41,414             81,381
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          478,838             528,854            322,546            360,459              89,098            113,894
          (80,031)           (258,526)           125,452           (157,762)            (40,823)            14,744
         (285,298)           (320,634)          (124,161)          (255,319)            (23,534)           (18,520)
         (283,285)           (291,047)          (195,327)          (200,075)            (47,918)           (51,124)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (169,776)           (341,353)           128,510           (252,697)            (23,177)            58,994
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (282,410)            280,315            552,406           (118,705)             18,237            140,375
        4,032,842           3,752,527          2,376,481          2,495,186             438,399            298,024
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,750,432    $      4,032,842   $      2,928,887   $      2,376,481    $        456,636   $        438,399
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Third Avenue
                                                                              --------------------------------------
                                                                                    Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        499,052
   Mortality and expense risk charge                                                   (177,309)
                                                                              ------------------
Net investment income(loss)                                                             321,743
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,438,302
   Net realized gain(loss) on sale of fund shares                                       576,451
                                                                              ------------------
Net realized gain(loss)                                                               2,014,753
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (3,553,553)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,217,057)
                                                                              ==================


                                                                                              Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        321,743   $        111,840
   Net realized gain(loss)                                                            2,014,753          1,610,635
   Net change in unrealized appreciation/depreciation                                (3,553,553)         1,103,592
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,217,057)         2,826,067
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,565,107          2,566,400
   Subaccounts transfers (including fixed account), net                                (239,104)           496,795
   Transfers for policyowner benefits and terminations                               (1,202,688)        (1,147,231)
   Policyowner maintenance charges                                                   (1,489,556)        (1,476,915)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (366,241)           439,049
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,583,298)         3,265,116
Net assets at beginning of period                                                    22,073,506         18,808,390
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     20,490,208   $     22,073,506
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

               Dreyfus
--------------------------------------

      MidCap
-------------------

       2007
-------------------

 $          5,197
          (13,148)
-------------------
           (7,951)
-------------------


          203,170
           (6,391)
-------------------
          196,779
-------------------

         (177,000)
-------------------


 $         11,828
===================


               MidCap
--------------------------------------

       2007               2006
------------------- ------------------

 $         (7,951)   $         (9,299)
          196,779             258,745
         (177,000)           (154,634)
------------------- ------------------

           11,828              94,812
------------------- ------------------


          218,928             237,962
         (147,965)            250,617
         (178,071)           (124,014)
         (114,179)           (132,961)
------------------- ------------------
         (221,287)            231,604
------------------- ------------------

         (209,459)            326,416
        1,723,869           1,397,453
------------------- ------------------
 $      1,514,410    $      1,723,869
=================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

1.  ORGANIZATION

    Ameritas Variable Separate Account V (the Account) (formerly Ameritas Variable Life Insurance Company Separate Account V) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company. Effective May 1, 2007 Ameritas Variable Life Insurance Company merged with its parent, Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). As a result of this merger the Account was transferred, intact, to ALIC and renamed Ameritas Variable Separate Account V. The assets of the Account are held by ALIC and are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2007, there are forty-six subaccounts available within the Account:

    Fidelity Management & Research                         Fidelity Management & Research
      Company (Advisor)                                      Company, continued
      Fidelity (Fund)                                        Fidelity, continued
       *Equity-Income IC (Subaccount)                          *Asset Mgr. Gr. IC
        (Commenced March 6, 1987)                                (Commenced September 13, 1995)
       *Equity-Income SC                                       *Asset Mgr. Gr. SC
        (Commenced November 2, 1999)                             (Commenced February 2, 2000)
       *Growth IC                                              *MidCap IC
        (Commenced March 6, 1987)                                (Commenced April 8, 2003)
       *Growth SC
        (Commenced November 2, 1999)                       Fred Alger Management, Inc.
       *High Income IC                                       Alger
        (Commenced March 6, 1987)                              *Balanced
       *High Income SC                                           (Commenced June 28, 1993)
        (Commenced January 25, 2000)
       *Overseas IC                                        Massachusetts Financial Services Company
        (Commenced March 6, 1987)                            MFS
       *Overseas SC                                            *Strategic Inc.
        (Commenced December 7, 1999)                             (Commenced September 13, 1995)
       *Asset Mgr. IC                                          *Utilities
        (Commenced December 14, 1989)                            (Commenced October 18, 1995)
       *Asset Mgr. SC                                          *New Discovery
        (Commenced November 29, 1999)                            (Commenced November 12, 1999)
       *Inv. Bond IC
        (Commenced June 6, 1991)
       *Contrafund IC
        (Commenced September 5, 1995)
       *Contrafund SC
        (Commenced November 29, 1999)


                                     FS-29

1.  ORGANIZATION, continued

    Morgan Stanley Investment Management                   Calvert Asset Management Company, Inc.,
      Inc., dba Van Kampen                                   continued
      Van Kampen                                             (See Note 3)
        *Emerging Markets                                    Calvert, continued
         (Commenced April 8, 1997)                             *Equity
        *Global Value                                            (Commenced May 7, 2002)
         (Commenced April 17, 1997)                            *Income
        *Intl. Magnum                                            (Commenced May 7, 2002)
         (Commenced April 7, 1997)
        *U.S. Real Estate                                  American Century Investment Management, Inc.
         (Commenced April 28, 1997)                          American Century
                                                               *Income & Growth
    Calvert Asset Management Company, Inc.                       (Commenced January 31, 2001)
      (See Note 3)                                             *Value
      Ameritas                                                   (Commenced April 2, 2003)
        *Core Strat.
         (Commenced October 31, 2003)                      Invesco AIM Advisors, Inc.
        *Income and Growth                                   AIM
         (Commenced October 29, 1999)                          *Dynamics
        *Index 500                                               (Commenced January 19, 2001)
         (Commenced October 29, 1999)
        *MidCap                                            Summit Investment Partners, Inc.
         (Commenced October 29, 1999)                        (See Note 3)
        *Money Market                                        Summit
         (Commenced October 28, 1999)                          *S&P MidCap
        *Small Cap                                               (Commenced February 13, 2001)
         (Commenced October 29, 1999)                          *Russell Small Cap
        *Small Co. Equity                                        (Commenced February 8, 2001)
         (Commenced January 5, 2001)                           *Nasdaq-100 Index
        *Focused MidCap                                          (Commenced January 19, 2001)
         (Commenced January 5, 2001)                           *EAFE Intl.
                                                                 (Commenced May 14, 2003)
      Calvert
        *Balanced                                          Third Avenue Management LLC
         (Commenced May 8, 2000)                             Third Avenue
        *Intl. Equity                                          *Value
         (Commenced July 20, 2000)                               (Commenced January 2, 2001)
        *Mid Cap
         (Commenced June 13, 2000)                         The Dreyfus Corporation
                                                             Dreyfus
                                                               *MidCap
                                                                 (Commenced November 1, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2007 and 2006, as follows:

                                                                             Management/
                                                    Investment             Administrative
                                                   Advisory Fee                Fee(1)
                                              ----------------------  -----------------------
     Ameritas:
       Core Strat.                                    0.00750                 0.00050
       Income and Growth                              0.00570(2)              0.00050
       Index 500                                      0.00240                 0.00050
       MidCap                                         0.00800                 0.00050
       Money Market                                   0.00200                 0.00050
       Small Cap                                      0.00850                 0.00050
       Small Co. Equity                               0.01120                 0.00050
       Focused MidCap                                 0.00820(3)              0.00050
     Calvert:
       Balanced                                       0.00425                 0.00275
       Intl. Equity                                   0.00750                 0.00350
       Mid Cap                                        0.00650                 0.00250
       Equity                                         0.00500                 0.00200
       Income                                         0.00400                 0.00300
     Summit:
       S&P MidCap                                     0.00300                 0.00100
       Russell Small Cap                              0.00350                 0.00100
       Nasdaq-100 Index                               0.00350                 0.00100
       EAFE Intl.                                     0.00560                 0.00100

     (1) Effective November 18, 2006, the $50,000 minimum for Ameritas portfolios no longer applies.
     (2) Effective August 7, 2007, Calvert Asset Management Company reduced the .00625 investment advisory fee by .00055.
     (3) Effective May 1, 2007, Calvert Asset Management Company reduced the .0092 investment advisory fee by .0010.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2007 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Fidelity:
      Equity-Income IC                                                 $        8,327,150      $         2,562,186
      Equity-Income SC                                                            644,496                  456,779
      Growth IC                                                                 1,020,794                7,852,654
      Growth SC                                                                   174,338                  299,024
      High Income IC                                                            2,005,667                2,683,322
      High Income SC                                                              227,834                  186,795
      Overseas IC                                                               4,119,075                3,793,580
      Overseas SC                                                                 448,082                1,114,524
      Asset Mgr. IC                                                             2,111,156                2,901,919
      Asset Mgr. SC                                                                62,866                   84,620
      Inv. Bond IC                                                              4,225,247                1,055,018
      Contrafund IC                                                            18,768,958                3,598,795
      Contrafund SC                                                             1,247,056                  385,271
      Asset Mgr. Gr. IC                                                           484,910                  517,378
      Asset Mgr. Gr. SC                                                             7,209                    2,542
      MidCap IC                                                                    50,233                   46,238

    Alger:
      Balanced                                                                  1,345,558                1,002,015

    MFS:
      Strategic Inc.                                                              884,984                  465,616
      Utilities                                                                 3,453,157                2,530,679
      New Discovery                                                               582,291                  937,719

    Van Kampen:
      Emerging Markets                                                          4,905,856                3,758,060
      Global Value                                                              1,385,516                1,050,339
      Intl. Magnum                                                              1,205,905                  738,230
      U.S. Real Estate                                                          3,444,010                4,115,547

    Ameritas:
      Core Strat.                                                               8,919,784                1,665,387
      Income and Growth                                                         3,616,457                5,716,619
      Index 500                                                                 1,511,461                4,806,263
      MidCap                                                                    7,926,524                2,816,735
      Money Market                                                             13,596,973               12,270,342
      Small Cap                                                                   985,088                1,784,724
      Small Co. Equity                                                          1,154,928                1,280,084
      Focused MidCap                                                            4,479,139                2,396,849


                                     FS-32



4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                         $          335,999      $           222,598
      Intl. Equity                                                                830,506                  431,164
      Mid Cap                                                                   1,390,422                  172,171
      Equity                                                                       79,087                   61,453
      Income                                                                    2,399,639                  835,098

    American Century:
      Income & Growth                                                           1,083,690                4,509,314
      Value                                                                       100,825                   18,311

    AIM:
      Dynamics                                                                    423,360                  414,460

    Summit:
      S&P MidCap                                                                1,204,622                1,150,461
      Russell Small Cap                                                           932,712                  802,970
      Nasdaq-100 Index                                                            745,031                  605,453
      EAFE Intl.                                                                   59,100                   68,970

    Third Avenue:
      Value                                                                     3,800,207                2,406,404

    Dreyfus:
      MidCap                                                                      391,668                  417,735

5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .65 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 2007                  26.42   68.60      1,021,696     46,143,181     1.86       0.65    1.20     (0.37)     0.31
 2006                  42.55   68.38        941,858     44,474,576     3.32       0.70    1.20     18.76     19.36
 2005                  35.65   57.58        858,784     35,616,381     1.58       0.70    1.20      4.61      5.13
 2004                  33.91   55.04        777,296     32,644,344     1.45       0.70    1.20     10.20     10.75
 2003                  30.61   49.95        674,212     27,861,124     1.82       0.70    1.20     28.77     29.42

 Equity-Income SC
 2007                  33.05   38.01         63,936      2,262,450     1.76       0.90    0.90      0.51      0.51
 2006                  32.88   37.81         64,258      2,256,399     2.68       0.90    0.90     19.01     19.01
 2005                  27.63   31.77         29,424        925,849     1.48       0.90    0.90      4.82      4.82
 2004                  30.31   30.31         23,612        706,972     1.09       0.90    0.90     10.38     10.38
 2003                  27.46   27.46         15,728        425,926     1.36       0.90    0.90     29.05     29.05

 Growth IC
 2007                  44.99   76.45        601,464     41,967,496     0.84       0.65    1.20     22.92     25.44
 2006                  52.77   60.94        720,772     39,386,932     0.39       0.70    1.20      5.58      6.11
 2005                  49.73   57.72        738,938     39,180,550     0.50       0.70    1.20      4.54      5.07
 2004                  47.33   55.22        757,876     39,330,109     0.26       0.70    1.20      2.14      2.66
 2003                  46.11   54.06        728,966     38,614,974     0.27       0.70    1.20     31.26     31.92

 Growth SC
 2007                  43.79   51.02         35,183      1,664,799     0.60       0.90    0.90     25.73     25.73
 2006                  34.83   40.58         37,677      1,423,736     0.19       0.90    0.90      5.78      5.78
 2005                  32.92   38.36         22,970        858,367     0.35       0.90    0.90      4.73      4.73
 2004                  36.63   36.63         17,596        635,638     0.15       0.90    0.90      2.34      2.34
 2003                  35.79   35.79         14,141        503,065     0.17       0.90    0.90     31.59     31.59

 High Income IC
 2007                   6.50   33.06        601,835      8,382,687     7.67       0.65    1.20     (1.95)     1.55
 2006                  14.79   32.56        658,649      9,479,446     8.14       0.70    1.20      9.91     10.47
 2005                  13.39   29.62        580,842      7,980,552    15.15       0.70    1.20      1.48      1.99
 2004                  13.13   29.19        553,420      8,769,504     7.51       0.70    1.20      8.28      8.83
 2003                  12.06   26.96        435,530      7,574,446     5.20       0.70    1.20     25.75     26.38



                                     FS-34


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Fidelity, continued:

 High Income SC
 2007                  10.14   12.07         98,325      1,029,898     8.08       0.90    0.90      1.73      1.73
 2006                   9.97   11.86        101,769      1,047,426     8.85       0.90    0.90     10.19     10.19
 2005                   9.05   10.77         39,663        387,674    16.55       0.90    0.90      1.61      1.61
 2004                  10.60   10.60         53,088        499,571    13.01       0.90    0.90      8.49      8.49
 2003                   9.77    9.77        162,685      1,354,567     6.96       0.90    0.90     25.84     25.84

 Overseas IC
 2007                  25.74   40.57        743,294     27,168,333     3.28       0.65    1.20     (1.21)    15.91
 2006                  33.52   35.00        792,192     25,162,625     0.82       0.70    1.20     16.68     17.26
 2005                  28.59   30.00        696,389     19,509,800     0.63       0.70    1.20     17.63     18.22
 2004                  24.18   25.50        613,578     15,181,431     1.10       0.70    1.20     12.28     12.84
 2003                  21.43   22.72        552,139     12,696,724     0.82       0.70    1.20     41.65     42.37

 Overseas SC
 2007                  27.78   34.50         19,196        636,201     4.30       0.90    0.90     16.15     16.15
 2006                  23.91   29.70         53,080      1,350,286     0.29       0.90    0.90     16.90     16.90
 2005                  20.46   25.41         15,629        379,383     0.50       0.90    0.90     17.91     17.91
 2004                  21.55   21.55          9,858        200,236     1.07       0.90    0.90     12.47     12.47
 2003                  19.16   19.16          9,944        168,223     0.67       0.90    0.90     41.92     41.92

 Asset Mgr. IC
 2007                  16.99   36.49        550,086     20,166,313     6.05       0.65    1.20     12.03     14.12
 2006                  25.10   31.98        616,539     19,848,997     2.78       0.70    1.20      6.04      6.57
 2005                  23.55   30.16        710,804     21,618,246     2.75       0.70    1.20      2.81      3.32
 2004                  22.79   29.33        782,778     23,287,099     2.72       0.70    1.20      4.21      4.73
 2003                  21.76   28.15        816,484     23,651,728     3.60       0.70    1.20     16.57     17.15

 Asset Mgr. SC
 2007                  19.82   23.11          8,891        199,962     6.10       0.90    0.90     14.32     14.32
 2006                  17.34   20.22         10,711        212,231     2.51       0.90    0.90      6.28      6.28
 2005                  16.31   19.02         10,425        194,836     2.92       0.90    0.90      3.00      3.00
 2004                  18.47   18.47         13,300        242,847     3.66       0.90    0.90      4.41      4.41
 2003                  17.69   17.69         21,433        354,985     2.59       0.90    0.90     16.85     16.85

 Inv. Bond IC
 2007                  12.73   25.03        882,273     16,460,685     3.77       0.65    1.20      3.10      3.55
 2006                  19.70   24.28        702,036     13,196,646     3.85       0.70    1.20      3.11      3.63
 2005                  19.01   23.55        688,576     12,694,265     3.74       0.70    1.20      0.98      1.48
 2004                  18.73   23.32        698,260     13,280,487     4.12       0.70    1.20      3.21      3.73
 2003                  18.06   22.60        717,105     13,500,607     4.02       0.70    1.20      3.95      4.47

                                     FS-35


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Fidelity, continued:

 Contrafund IC
 2007                  36.49   48.79      1,065,649     49,667,293     0.99       0.65    1.20     (1.62)    16.18
 2006                  42.00   43.24        968,557     39,583,398     1.30       0.70    1.20     10.39     10.94
 2005                  38.05   38.98        921,767     34,464,889     0.28       0.70    1.20     15.55     16.13
 2004                  32.93   33.57        818,990     26,880,186     0.31       0.70    1.20     14.10     14.67
 2003                  28.86   29.27        720,184     21,245,878     0.46       0.70    1.20     26.93     27.57

 Contrafund SC
 2007                  38.74   45.46         59,793      2,567,807     0.92       0.90    0.90     16.45     16.45
 2006                  33.26   39.04         54,015      1,975,735     1.06       0.90    0.90     10.60     10.60
 2005                  30.08   35.30         30,822      1,058,838     0.18       0.90    0.90     15.81     15.81
 2004                  30.48   30.48         23,941        711,034     0.23       0.90    0.90     14.31     14.31
 2003                  26.67   26.67         19,339        507,346     0.32       0.90    0.90     27.21     27.21

 Asset Mgr. Gr. IC
 2007                  23.78   24.31        142,007      3,372,613     4.11       0.70    1.20     17.54     18.14
 2006                  20.23   20.57        146,795      2,972,645     2.04       0.70    1.20      5.71      6.24
 2005                  19.13   19.36        157,485      3,081,137     2.45       0.70    1.20      2.65      3.17
 2004                  18.64   18.77        177,709      3,403,877     2.22       0.70    1.20      4.71      5.24
 2003                  17.80   17.83        176,293      3,264,737     2.96       0.70    1.20     21.86     22.48

 Asset Mgr. Gr. SC
 2007                  19.98   19.98          4,117         82,261     4.01       0.90    0.90     17.81     17.81
 2006                  16.96   16.96          3,975         67,415     1.90       0.90    0.90      5.90      5.90
 2005                  16.02   16.02          3,779         60,528     2.25       0.90    0.90      2.87      2.87
 2004                  15.57   15.57          3,602         56,077     2.17       0.90    0.90      4.90      4.90
 2003                  14.84   14.84          3,471         51,518     0.63       0.90    0.90     22.05     22.05

 MidCap IC
 2007                  45.01   45.01          4,476        201,460     0.88       0.70    0.70     14.82     14.82
 2006                  39.20   39.20          4,801        188,231     0.30       0.70    0.70     11.92     11.92
 2005                  35.03   35.03          3,509        122,921     ----       0.70    0.70     17.48     17.48
 2004                  29.82   29.82          2,453         73,128     ----       0.70    0.70     24.05     24.05
 2003                  24.04   24.04            945         22,708     ----       0.70    0.70     49.01     49.01


                                     FS-36



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Alger:

 Balanced
 2007                  22.53   35.97        339,553      8,318,444     2.08       0.70    1.20     11.02     11.58
 2006                  20.19   32.39        353,725      7,687,373     1.53       0.70    1.20      3.48      4.00
 2005                  19.41   31.31        387,034      8,132,865     1.63       0.70    1.20      7.13      7.67
 2004                  18.03   29.22        389,018      7,743,241     1.50       0.70    1.20      3.31      3.84
 2003                  17.36   28.28        358,652      7,126,524     2.11       0.70    1.20     17.61     18.20

 MFS:

 Strategic Inc.
 2007                  15.28   15.89        218,121      3,307,294     4.45       0.70    1.20      2.44      2.96
 2006                  14.92   15.43        196,926      2,916,356     5.04       0.70    1.20      5.40      5.93
 2005                  14.16   14.57        184,856      2,596,526     6.25       0.70    1.20      0.67      1.18
 2004                  14.06   14.40        150,910      2,119,818     5.07       0.70    1.20      6.44      6.98
 2003                  13.21   13.46        128,257      1,719,092     6.25       0.70    1.20      9.07      9.61

 Utilities
 2007                  56.01   57.22        355,338     18,787,027     0.94       0.70    1.20     26.36     27.00
 2006                  44.10   45.28        357,058     15,035,647     1.97       0.70    1.20     29.70     30.35
 2005                  33.83   34.91        365,134     11,967,992     0.58       0.70    1.20     15.45     16.03
 2004                  29.16   30.24        340,196      9,757,158     1.40       0.70    1.20     28.64     29.29
 2003                  22.55   23.51        311,169      7,002,420     2.31       0.70    1.20     34.28     34.95

 New Discovery
 2007                  17.68   18.40        205,523      3,709,558     ----       0.70    1.20      1.29      1.80
 2006                  17.45   18.07        238,592      4,239,878     ----       0.70    1.20     11.87     12.43
 2005                  15.60   16.07        269,716      4,269,309     ----       0.70    1.20      3.99      4.52
 2004                  15.00   15.38        288,629      4,381,908     ----       0.70    1.20      5.24      5.78
 2003                  14.25   14.54        306,161      4,408,953     ----       0.70    1.20     32.12     32.79

 Van Kampen:

 Emerging Markets
 2007                  24.24   31.47        677,917     21,243,288     0.44       0.65    1.20     (3.84)    38.77
 2006                  22.68   23.87        715,574     16,128,124     0.76       0.70    1.20     35.51     36.19
 2005                  16.73   17.53        605,415     10,143,566     0.38       0.70    1.20     32.26     32.93
 2004                  12.65   13.18        421,152      5,404,299     0.64       0.70    1.20     21.64     22.26
 2003                  10.40   10.78        339,441      3,601,045     ----       0.70    1.20     47.88     48.62


                                     FS-37



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Van Kampen, continued:

 Global Value
 2007                  21.52   22.68        338,032      7,260,481     1.85       0.70    1.20      5.36      5.89
 2006                  20.43   21.42        352,186      7,181,081     1.59       0.70    1.20     19.77     20.37
 2005                  17.06   17.79        359,792      6,096,180     1.02       0.70    1.20      4.57      5.10
 2004                  16.31   16.93        338,666      5,508,494     0.75       0.70    1.20     12.18     12.75
 2003                  14.54   15.01        315,671      4,598,541     ----       0.70    1.20     27.42     28.06

 Intl. Magnum
 2007                  18.04   19.07        224,777      4,173,206     1.46       0.70    1.20     13.22     13.79
 2006                  15.93   16.76        222,110      3,635,159     0.09       0.70    1.20     23.65     24.27
 2005                  12.89   13.49        209,953      2,762,350     1.24       0.70    1.20      9.75     10.30
 2004                  11.74   12.23        196,570      2,350,143     3.13       0.70    1.20     15.98     16.57
 2003                  10.12   10.49        170,088      1,756,481     0.13       0.70    1.20     25.89     26.53

 U.S. Real Estate
 2007                  32.35   34.01        305,639      9,775,957     1.11       0.70    1.20    (18.07)   (17.65)
 2006                  39.48   41.31        352,862     13,803,608     1.10       0.70    1.20     36.40     37.09
 2005                  28.94   30.13        346,323      9,945,881     1.26       0.70    1.20     15.66     16.24
 2004                  25.02   25.92        323,350      8,054,849     1.55       0.70    1.20     34.76     35.44
 2003                  18.57   19.14        261,839      4,880,685     ----       0.70    1.20     35.88     36.56

 Ameritas:

 Core Strat.
 2007                  22.36   22.80      1,326,272     31,957,726     0.74       0.65    1.20      3.09      5.67
 2006                  21.58   22.75      1,135,400     25,750,382     0.72       0.70    1.20     20.21     20.82
 2005                  17.95   18.83      1,079,877     20,277,572     0.55       0.70    1.20      7.36      7.90
 2004                  16.72   17.45      1,089,876     18,983,957     0.88       0.70    1.20      6.79      7.33
 2003                  15.66   16.26      1,111,808     18,064,100     ----       0.70    1.20      4.19      4.28

 Income and Growth
 2007                  14.69   48.85      1,924,419     45,656,251     1.50       0.65    1.20      0.64      1.37
 2006                  19.67   48.19      2,084,812     49,390,735     0.83       0.70    1.20      8.92      9.47
 2005                  17.97   44.25      2,304,863     50,887,285     1.20       0.70    1.20      3.49      4.01
 2004                  17.27   42.76        515,166     10,781,372     0.99       0.70    1.20      6.57      7.11
 2003                  16.13   40.12        477,825      9,874,356     0.58       0.70    1.20     28.48     29.13

 Index 500
 2007                 159.89  175.68        149,698     26,992,993     1.63       0.65    1.20      3.68      3.89
 2006                 169.10  173.92        168,439     29,238,934     1.61       0.70    1.20     14.00     14.57
 2005                 148.33  151.80        188,458     28,628,970     1.56       0.70    1.20      3.33      3.85
 2004                 143.55  146.17        201,106     29,516,417     1.79       0.70    1.20      9.18      9.73
 2003                 131.48  133.21        197,568     26,558,933     1.51       0.70    1.20     26.71     27.35

                                     FS-38

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Ameritas, continued:

 MidCap
 2007                  73.61   78.12        422,562     30,272,216     ----       0.70    1.20     33.07     33.74
 2006                  55.32   58.41        429,305     23,255,001     ----       0.70    1.20      7.95      8.49
 2005                  51.24   53.84        464,463     23,516,272     ----       0.70    1.20      9.95     10.50
 2004                  46.61   48.72        479,585     22,270,119     ----       0.70    1.20     12.04     12.61
 2003                  41.60   43.27        479,117     20,097,347     ----       0.70    1.20     45.54     46.27

 Money Market
 2007                   1.02    2.10     13,368,962     18,607,689     4.97       0.65    1.20      2.31      3.79
 2006                   1.34    2.02     13,039,739     17,288,062     4.68       0.70    1.20      3.55      4.07
 2005                   1.29    1.95     14,061,398     18,406,353     2.92       0.70    1.20      1.78      2.29
 2004                   1.26    1.92     16,603,061     21,397,024     1.15       0.70    1.20     (0.04)     0.47
 2003                   1.25    1.92     21,185,349     27,781,499     0.99       0.70    1.20     (0.20)     0.30

 Small Cap
 2007                  37.38   46.84        390,819     17,930,528     ----       0.65    1.20     (5.57)    10.46
 2006                  42.41   43.37        399,562     16,802,454     ----       0.70    1.20     19.13     19.73
 2005                  35.60   36.22        428,402     15,231,749     ----       0.70    1.20      1.40      1.91
 2004                  35.11   35.54        449,306     15,858,376     ----       0.70    1.20      1.12      1.63
 2003                  34.72   34.97        454,236     15,931,447     ----       0.70    1.20     37.21     37.90

 Small Co. Equity
 2007                  29.25   29.60        151,966      4,490,136     ----       0.70    0.90      0.66      0.86
 2006                  29.05   29.35        182,561      5,332,746     ----       0.70    0.90      7.17      7.39
 2005                  27.11   27.33        201,316      5,492,529     ----       0.70    0.90     (2.79)    (2.59)
 2004                  27.89   28.06        185,924      5,209,659     ----       0.70    0.90     14.15     14.38
 2003                  24.43   24.53        159,238      3,902,250     ----       0.70    0.90     34.70     34.97

 Focused MidCap
 2007                  24.64   25.74        526,870     13,708,789     0.36       0.65    0.90     (5.01)     4.09
 2006                  24.72   24.97        542,738     13,529,470     0.09       0.70    0.90     12.57     12.80
 2005                  21.96   22.13        434,099      9,598,363     0.17       0.70    0.90      4.91      5.12
 2004                  20.93   21.06        329,770      6,934,895     0.39       0.70    0.90      8.20      8.42
 2003                  19.35   19.42        287,271      5,572,933     0.19       0.70    0.90     28.07     28.33

 Calvert:

 Balanced
 2007                   2.31    2.49        574,644      1,388,843     2.45       0.70    1.20      1.52      2.04
 2006                   2.27    2.44        566,241      1,349,408     2.34       0.70    1.20      7.48      8.02
 2005                   2.11    2.26        578,513      1,277,301     1.91       0.70    1.20      4.39      4.92
 2004                   2.02    2.15        541,046      1,140,313     1.87       0.70    1.20      6.96      7.50
 2003                   1.89    2.00        451,922        891,240     2.17       0.70    1.20     17.90     18.49


                                     FS-39



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Calvert, continued:

 Intl. Equity
 2007                  25.67   28.77         82,821      2,283,693     1.10       0.70    1.20      1.34      1.85
 2006                  25.34   28.24         80,729      2,185,805     0.67       0.70    1.20     26.01     26.64
 2005                  20.11   22.30         58,374      1,250,950     0.38       0.70    1.20      8.63      9.18
 2004                  18.51   20.43         46,618        914,203     0.96       0.70    1.20     16.54     17.13
 2003                  15.88   17.44         38,425        646,218     3.28       0.70    1.20     30.06     30.77

 Mid Cap
 2007                  32.86   34.12         66,275      2,187,258     ----       0.70    1.20      8.84      9.39
 2006                  30.19   31.19         30,798        934,697     ----       0.70    1.20      5.60      6.13
 2005                  28.59   29.39         32,484        930,277     ----       0.70    1.20     (0.78)    (0.28)
 2004                  28.81   29.47         34,486        992,573     ----       0.70    1.20      8.02      8.57
 2003                  26.67   27.15         42,525      1,139,608     ----       0.70    1.20     30.11     30.76

 Equity
 2007                  20.39   20.65         22,852        470,788     ----       0.70    0.90      9.00      9.21
 2006                  18.71   18.91         23,013        434,193     ----       0.70    0.90      9.07      9.29
 2005                  17.15   17.30         22,520        388,917     0.06       0.70    0.90      3.61      3.82
 2004                  16.55   16.66         21,343        355,134     0.09       0.70    0.90      6.19      6.41
 2003                  15.59   15.66         13,625        213,149     0.02       0.70    0.90     21.08     21.33

 Income
 2007                  16.75   20.71        446,329      9,272,421     4.76       0.65    0.90      2.78      4.06
 2006                  19.90   20.09        387,912      7,732,729     4.98       0.70    0.90      4.12      4.33
 2005                  19.12   19.26        206,784      3,973,106     4.13       0.70    0.90      2.79      2.99
 2004                  18.60   18.70        104,313      1,946,523     3.36       0.70    0.90      4.72      4.93
 2003                  17.76   17.82         52,218        929,235     4.80       0.70    0.90     11.70     11.92

 American Century:

 Income & Growth
 2007                   8.78    8.96        683,721      6,075,118     2.26       0.70    0.90     (0.97)    (0.77)
 2006                   8.87    9.03      1,053,683      9,437,053     1.59       0.70    0.90     16.04     16.28
 2005                   7.64    7.76        833,948      6,431,291     1.80       0.70    0.90      3.70      3.91
 2004                   7.37    7.47        634,078      4,709,584     1.31       0.70    0.90     11.98     12.20
 2003                   6.58    6.66        487,915      3,233,000     1.10       0.70    0.90     28.19     28.45

 Value
 2007                  10.20   10.20         29,337        299,185     1.45       0.70    0.70     (5.80)    (5.80)
 2006                  10.83   10.83         23,962        259,423     1.28       0.70    0.70     17.83     17.83
 2005                   9.19    9.19         20,366        187,122     0.65       0.70    0.70      4.30      4.30
 2004                   8.81    8.81          9,677         85,247     0.70       0.70    0.70     13.54     13.54
 2003                   7.76    7.76          3,046         23,632     ----       0.70    0.70     31.73     31.73


                                     FS-40



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    -------------------------------- ---------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 AIM:

 Dynamics
 2007                  18.12   18.46         97,074      1,794,733     ----       0.70    0.90     11.18     11.40
 2006                  16.30   16.57         95,898      1,594,802     ----       0.70    0.90     15.08     15.31
 2005                  14.16   14.37         88,422      1,277,022     ----       0.70    0.90      9.73      9.95
 2004                  12.91   13.07         87,800      1,153,497     ----       0.70    0.90     12.32     12.55
 2003                  11.49   11.61         86,240      1,010,450     ----       0.70    0.90     36.59     36.86

 Summit:

 S&P MidCap
 2007                  15.39   19.57        334,029      5,845,220     0.89       0.70    0.90      6.42      6.63
 2006                  14.46   18.35        342,723      5,658,816     0.85       0.70    0.90      8.74      8.96
 2005                  13.30   16.84        339,101      5,196,425     0.51       0.70    0.90     10.94     11.17
 2004                  11.99   15.15        279,857      3,868,191     0.23       0.70    0.90     14.72     14.95
 2003                  10.45   13.18        222,312      2,589,415     0.45       0.70    0.90     33.53     33.80

 Russell Small Cap
 2007                  14.78   67.00        242,149      3,750,432     0.64       0.65    0.90     (3.08)    (1.86)
 2006                  15.25   16.18        252,563      4,032,842     0.67       0.70    0.90     16.55     16.78
 2005                  13.09   13.85        262,591      3,752,527     0.49       0.70    0.90      3.08      3.29
 2004                  12.70   13.41        274,019      3,758,199     0.17       0.70    0.90     16.64     16.88
 2003                  10.89   11.48        194,636      2,189,448     0.44       0.70    0.90     44.91     45.20

 Nasdaq-100 Index
 2007                   5.50    5.56        518,771      2,928,887     1.17       0.70    0.90     17.43      7.67
 2006                   4.68    4.73        493,238      2,376,481     0.13       0.70    0.90      5.71      5.93
 2005                   4.43    4.46        545,440      2,495,186     0.56       0.70    0.90      0.39      0.60
 2004                   4.41    4.44        559,081      2,522,836     ----       0.70    0.90      9.10      9.32
 2003                   4.04    4.06        514,434      2,108,219     ----       0.70    0.90     47.30     47.60

 EAFE Intl.
 2007                 114.58  114.58          3,985        456,636     1.44       0.70    0.70      9.33      9.33
 2006                 104.81  104.81          4,183        438,399     1.68       0.70    0.70     24.69     24.69
 2005                  84.06   84.06          3,546        298,024     0.69       0.70    0.70     11.79     11.79
 2004                  75.19   75.19          1,997        150,183     0.56       0.70    0.70     17.17     17.17
 2003                  64.18   64.18            576         36,953     ----       0.70    0.70     22.23     22.23

                                     FS-41


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets      Income        Expense             Total
                        Value ($)          Units          ($)         Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ----------------- -------------------
                       Min      Max                                               Min      Max      Min       Max
 Third Avenue:

 Value
 2007                  25.88   31.39        649,632     20,490,208     2.20       0.65    0.90    (14.57)    (5.66)
 2006                  33.27   33.58        661,004     22,073,506     1.32       0.70    0.90     14.75     14.98
 2005                  28.99   29.20        647,087     18,808,390     1.34       0.70    0.90     13.60     13.83
 2004                  25.52   25.65        561,475     14,348,603     0.57       0.70    0.90     18.82     19.06
 2003                  21.48   21.55        416,764      8,955,645     0.20       0.70    0.90     41.25     41.54

 Dreyfus:

 MidCap
 2007                  20.54   20.76         73,181      1,514,410     0.30       0.70    0.90      0.47      0.68
 2006                  20.45   20.62         83,830      1,723,869     0.17       0.70    0.90      6.71      6.93
 2005                  19.16   19.28         72,650      1,397,453     ----       0.70    0.90      7.96      8.18
 2004                  17.75   17.82         61,096      1,087,340     0.22       0.70    0.90     13.20     13.43
 2003                  15.68   15.71         40,978        643,168     0.28       0.70    0.90     30.30     30.57


6.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the periods ended December 31 were as follows:

                                                    2007                      2006
                                             --------------------      --------------------
    Fidelity:
    Equity-Income IC
    Units issued                                      1,421,914                   994,926
    Units redeemed                                   (1,342,076)                 (911,852)
                                             --------------------      --------------------
    Net increase (decrease)                              79,838                    83,074
                                             ====================      ====================

    Equity-Income SC
    Units issued                                         43,773                    68,617
    Units redeemed                                      (44,095)                  (33,783)
                                             --------------------      --------------------
    Net increase (decrease)                                (322)                   34,834
                                             ====================      ====================

    Growth IC
    Units issued                                        343,570                   469,228
    Units redeemed                                     (462,878)                 (487,394)
                                             --------------------      --------------------
    Net increase (decrease)                            (119,308)                  (18,166)
                                             ====================      ====================

    Growth SC
    Units issued                                         13,661                    29,612
    Units redeemed                                      (16,155)                  (14,905)
                                             --------------------      --------------------
    Net increase (decrease)                              (2,494)                   14,707
                                             ====================      ====================

    High Income IC
    Units issued                                        904,554                   772,235
    Units redeemed                                     (961,368)                 (694,428)
                                             --------------------      --------------------
    Net increase (decrease)                             (56,814)                   77,807
                                             ====================      ====================


                                     FS-42


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2007                      2006
                                             --------------------      --------------------
    Fidelity, continued:

    High Income SC
    Units issued                                         25,805                    80,767
    Units redeemed                                      (29,249)                  (18,661)
                                             --------------------      --------------------
    Net increase (decrease)                              (3,444)                   62,106
                                             ====================      ====================

    Overseas IC
    Units issued                                      1,084,630                   934,242
    Units redeemed                                   (1,133,528)                 (838,439)
                                             --------------------      --------------------
    Net increase (decrease)                             (48,898)                   95,803
                                             ====================      ====================

    Overseas SC
    Units issued                                         37,534                    65,145
    Units redeemed                                      (71,418)                  (27,694)
                                             --------------------      --------------------
    Net increase (decrease)                             (33,884)                   37,451
                                             ====================      ====================

    Asset Mgr. IC
    Units issued                                        117,533                   138,323
    Units redeemed                                     (183,986)                 (232,588)
                                             --------------------      --------------------
    Net increase (decrease)                             (66,453)                  (94,265)
                                             ====================      ====================

    Asset Mgr. SC
    Units issued                                          2,617                     3,293
    Units redeemed                                       (4,437)                   (3,007)
                                             --------------------      --------------------
    Net increase (decrease)                              (1,820)                      286
                                             ====================      ====================

    Inv. Bond IC
    Units issued                                      1,313,582                   711,256
    Units redeemed                                   (1,133,345)                 (697,796)
                                             --------------------      --------------------
    Net increase (decrease)                             180,237                    13,460
                                             ====================      ====================

    Contrafund IC
    Units issued                                      1,293,808                   854,383
    Units redeemed                                   (1,196,716)                 (807,593)
                                             --------------------      --------------------
    Net increase (decrease)                              97,092                    46,790
                                             ====================      ====================

    Contrafund SC
    Units issued                                         40,949                    46,463
    Units redeemed                                      (35,171)                  (23,270)
                                             --------------------      --------------------
    Net increase (decrease)                               5,778                    23,193
                                             ====================      ====================

    Asset Mgr. Gr. IC
    Units issued                                         53,903                    57,797
    Units redeemed                                      (58,691)                  (68,487)
                                             --------------------      --------------------
    Net increase (decrease)                              (4,788)                  (10,690)
                                             ====================      ====================

    Asset Mgr. Gr. SC
    Units issued                                            457                       499
    Units redeemed                                         (315)                     (303)
                                             --------------------      --------------------
    Net increase (decrease)                                 142                       196
                                             ====================      ====================


                                     FS-43

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2007                      2006
                                             --------------------      --------------------
    Fidelity, continued:

    MidCap IC
    Units issued                                          5,531                     6,378
    Units redeemed                                       (5,856)                   (5,086)
                                             --------------------      --------------------
    Net increase (decrease)                                (325)                    1,292
                                             ====================      ====================

    Alger:

    Balanced
    Units issued                                        168,657                   181,466
    Units redeemed                                     (182,829)                 (214,775)
                                             --------------------      --------------------
    Net increase (decrease)                             (14,172)                  (33,309)
                                             ====================      ====================

    MFS:

    Strategic Inc.
    Units issued                                        361,245                   267,948
    Units redeemed                                     (340,050)                 (255,878)
                                             --------------------      --------------------
    Net increase (decrease)                              21,195                    12,070
                                             ====================      ====================

    Utilities
    Units issued                                        223,494                   233,324
    Units redeemed                                     (225,214)                 (241,400)
                                             --------------------      --------------------
    Net increase (decrease)                              (1,720)                   (8,076)
                                             ====================      ====================

    New Discovery
    Units issued                                        109,072                   150,628
    Units redeemed                                     (142,141)                 (181,752)
                                             --------------------      --------------------
    Net increase (decrease)                             (33,069)                  (31,124)
                                             ====================      ====================

    Van Kampen:

    Emerging Markets
    Units issued                                        741,578                   794,565
    Units redeemed                                     (779,235)                 (684,406)
                                             --------------------      --------------------
    Net increase (decrease)                             (37,657)                  110,159
                                             ====================      ====================

    Global Value
    Units issued                                        209,313                   274,485
    Units redeemed                                     (223,467)                 (282,091)
                                             --------------------      --------------------
    Net increase (decrease)                             (14,154)                   (7,606)
                                             ====================      ====================

    Intl. Magnum
    Units issued                                        158,811                   218,860
    Units redeemed                                     (156,144)                 (206,703)
                                             --------------------      --------------------
    Net increase (decrease)                               2,667                    12,157
                                             ====================      ====================

    U.S. Real Estate
    Units issued                                        315,937                   235,936
    Units redeemed                                     (363,160)                 (229,397)
                                             --------------------      --------------------
    Net increase (decrease)                             (47,223)                    6,539
                                             ====================      ====================


                                     FS-44


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2007                      2006
                                             --------------------      --------------------
    Ameritas:

    Core Strat.
    Units issued                                      1,743,712                   975,516
    Units redeemed                                   (1,552,840)                 (919,993)
                                             --------------------      --------------------
    Net increase (decrease)                             190,872                    55,523
                                             ====================      ====================

    Income and Growth
    Units issued                                        813,135                   935,560
    Units redeemed                                     (973,528)               (1,155,611)
                                             --------------------      --------------------
    Net increase (decrease)                            (160,393)                 (220,051)
                                             ====================      ====================

    Index 500
    Units issued                                         64,871                    68,589
    Units redeemed                                      (83,612)                  (88,608)
                                             --------------------      --------------------
    Net increase (decrease)                             (18,741)                  (20,019)
                                             ====================      ====================

    MidCap
    Units issued                                        313,816                   281,849
    Units redeemed                                     (320,559)                 (317,007)
                                             --------------------      --------------------
    Net increase (decrease)                              (6,743)                  (35,158)
                                             ====================      ====================

    Money Market
    Units issued                                     21,451,209                20,570,782
    Units redeemed                                  (21,121,986)              (21,592,441)
                                             --------------------      --------------------
    Net increase (decrease)                             329,223                (1,021,659)
                                             ====================      ====================

    Small Cap
    Units issued                                        282,671                   249,361
    Units redeemed                                     (291,414)                 (278,201)
                                             --------------------      --------------------
    Net increase (decrease)                              (8,743)                  (28,840)
                                             ====================      ====================

    Small Co. Equity
    Units issued                                        128,077                   173,411
    Units redeemed                                     (158,672)                 (192,166)
                                             --------------------      --------------------
    Net increase (decrease)                             (30,595)                  (18,755)
                                             ====================      ====================


    Focused MidCap
    Units issued                                      1,145,829                   955,170
    Units redeemed                                   (1,161,697)                 (846,531)
                                             --------------------      --------------------
    Net increase (decrease)                             (15,868)                  108,639
                                             ====================      ====================

    Calvert:

    Balanced
    Units issued                                        556,309                   515,924
    Units redeemed                                     (547,906)                 (528,196)
                                             --------------------      --------------------
    Net increase (decrease)                               8,403                   (12,272)
                                             ====================      ====================

                                     FS-45

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2007                      2006
                                             --------------------      --------------------
    Calvert, continued:

    Intl. Equity
    Units issued                                         57,999                    73,259
    Units redeemed                                      (55,907)                  (50,904)
                                             --------------------      --------------------
    Net increase (decrease)                               2,092                    22,355
                                             ====================      ====================

    Mid Cap
    Units issued                                         66,660                    23,124
    Units redeemed                                      (31,183)                  (24,810)
                                             --------------------      --------------------
    Net increase (decrease)                              35,477                    (1,686)
                                             ====================      ====================

    Equity
    Units issued                                         16,378                    19,512
    Units redeemed                                      (16,539)                  (19,019)
                                             --------------------      --------------------
    Net increase (decrease)                                (161)                      493
                                             ====================      ====================

    Income
    Units issued                                        952,786                   763,516
    Units redeemed                                     (894,369)                 (582,388)
                                             --------------------      --------------------
    Net increase (decrease)                              58,417                   181,128
                                             ====================      ====================

    American Century:

    Income & Growth
    Units issued                                      1,278,583                 1,868,762
    Units redeemed                                   (1,648,545)               (1,649,025)
                                             --------------------      --------------------
    Net increase (decrease)                            (369,962)                  219,737
                                             ====================      ====================

    Value
    Units issued                                         52,724                    46,133
    Units redeemed                                      (47,349)                  (42,537)
                                             --------------------      --------------------
    Net increase (decrease)                               5,375                     3,596
                                             ====================      ====================

    AIM:

    Dynamics
    Units issued                                         79,135                    93,742
    Units redeemed                                      (77,959)                  (86,266)
                                             --------------------      --------------------
    Net increase (decrease)                               1,176                     7,476
                                             ====================      ====================

    Summit:

    S&P MidCap
    Units issued                                        259,927                   303,726
    Units redeemed                                     (268,621)                 (300,104)
                                             --------------------      --------------------
    Net increase (decrease)                              (8,694)                    3,622
                                             ====================      ====================

                                     FS-46


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2007                      2006
                                             --------------------      --------------------
    Summit, continued:

    Russell Small Cap
    Units issued                                        187,907                   272,522
    Units redeemed                                     (198,321)                 (282,550)
                                             --------------------      --------------------
    Net increase (decrease)                             (10,414)                  (10,028)
                                             ====================      ====================

    Nasdaq-100 Index
    Units issued                                        470,454                   511,894
    Units redeemed                                     (444,921)                 (564,096)
                                             --------------------      --------------------
    Net increase (decrease)                              25,533                   (52,202)
                                             ====================      ====================

    EAFE Intl.
    Units issued                                          8,090                     8,398
    Units redeemed                                       (8,288)                   (7,761)
                                             --------------------      --------------------
    Net increase (decrease)                                (198)                      637
                                             ====================      ====================

    Third Avenue:

    Value
    Units issued                                        551,351                   582,648
    Units redeemed                                     (562,723)                 (568,731)
                                             --------------------      --------------------
    Net increase (decrease)                             (11,372)                   13,917
                                             ====================      ====================

    Dreyfus:

    MidCap
    Units issued                                         54,976                    84,124
    Units redeemed                                      (65,625)                  (72,944)
                                             --------------------      --------------------
    Net increase (decrease)                             (10,649)                   11,180
                                             ====================      ====================

                          AMERITAS LIFE INSURANCE CORP.

                      STATUTORY FINANCIAL STATEMENTS AS OF

            DECEMBER 31, 2007 AND 2006 (RESTATED) AND FOR EACH OF THE

                THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2007

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and Ameritas Variable Life Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.

As discussed in Note 20, the accompanying 2006 and 2005 statutory financial statements have been restated.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 28, 2008

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                               ADMITTED ASSETS                                      2007            See Note 20
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,610,609    $     1,594,673
    Preferred stocks   - unaffiliated                                                   31,921              8,970
                       - affiliated                                                     17,510             20,000
    Common stocks      - unaffiliated                                                  207,390            204,837
                       - affiliated                                                     83,043             49,192
    Mortgage loans                                                                     370,356            341,542
    Real estate  - properties occupied by the company                                   28,417             28,500
                 - properties held for the production of income                         37,446             37,910
                 - properties held for sale                                                  -             10,229
    Cash and cash equivalents                                                          (10,494)            12,085
    Short-term investments                                                              19,495             26,285
    Loans on insurance contracts                                                       105,747            101,699
    Partnerships and limited liability companies - real estate                          26,243             18,231
    Partnerships  - joint ventures                                                      76,401             63,367
    Other investments                                                                    3,455                962
    Receivable for securities                                                            8,066              4,593
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,615,605          2,523,075
                                                                              ------------------ -------------------

    Accrued investment income                                                           23,937             24,615
    Deferred and uncollected premiums                                                   18,984             21,098
    Current federal income taxes receivable - affiliates                                 9,050                  -
    Deferred tax asset                                                                  15,763             14,813
    Accounts receivable - affiliates                                                     1,333              4,672
    Data processing and other admitted assets                                            8,072              7,929
    Goodwill                                                                             4,587              5,667
    Separate accounts                                                                3,694,975          3,378,838
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     6,392,306    $     5,980,707
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                           LIABILITIES AND SURPLUS                                  2007            See Note 20
                                                                              ------------------ -------------------
Policy reserves                                                                $     1,580,554    $     1,566,418
Deposit-type funds                                                                     109,239             91,531
Reserves for unpaid claims                                                              33,770             34,531
Dividends payable to policyowners                                                       10,171             10,260
Interest maintenance reserve                                                             2,323              2,786
Accrued separate account transfers                                                     (87,191)           (91,802)
Current federal income taxes payable - affiliates                                            -              2,936
Asset valuation reserve                                                                 68,603             62,456
Accounts payable - affiliates                                                            2,179                375
Borrowed money - affiliates                                                             17,479             27,466
Payable for securities                                                                   5,375                385
Other liabilities                                                                       76,709             80,291
Separate accounts                                                                    3,694,975          3,378,838
                                                                              ------------------ -------------------

                  Total Liabilities                                                  5,514,186          5,166,471
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares
  authorized, issued and outstanding                                                     2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     870,620            806,736
                                                                              ------------------ -------------------

                  Total Surplus                                                        878,120            814,236
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     6,392,306    $     5,980,707
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                                    2006                2005
                                                                                As Restated,        As Restated,
                                                                 2007           See Note 20         See Note 20
                                                          ------------------- ------------------ -------------------
INCOME
Premium income                                             $     1,056,206     $     1,124,557    $       934,158
Net investment income                                              137,185             133,519            141,899
Miscellaneous income                                                53,054              50,072             50,283
                                                          ------------------- ------------------ -------------------
                  Total income                                   1,246,445           1,308,148          1,126,340
                                                          ------------------- ------------------ -------------------


EXPENSES
Benefits to policyowners                                           900,640             902,088            859,355
Change in policy reserves                                           14,136             (58,306)           (10,671)
Commissions                                                         57,760              63,961             66,225
General insurance expenses                                         136,709             118,429            126,358
Taxes, licenses and fees                                            17,709              15,091             14,674
Net premium transferred to(from)
  separate accounts                                                 32,454             180,736            (17,044)
                                                          ------------------- ------------------ -------------------
                  Total expenses                                 1,159,408           1,221,999          1,038,897
                                                          ------------------- ------------------ -------------------

Income before dividends, federal income taxes,
   and realized capital gains                                       87,037              86,149             87,443

Dividends appropriated for policyowners                             10,157              10,202             10,479
                                                          ------------------- ------------------ -------------------
Income before federal income taxes and                              76,880              75,947             76,964
   realized capital gains

Federal income tax expense                                          21,484              23,409             21,468
                                                          ------------------- ------------------ -------------------
Income from operations before realized capital gains                55,396              52,538             55,496

Realized capital gains on investments, net of tax
   expense of $13,432, $12,671 and $6,106 and transfers
   to(from) the interest maintenance reserve of $45,
   ($54) and $1,343 in 2007, 2006 and 2005, respectively            22,269              18,107             12,595
                                                          ------------------- ------------------ -------------------

Net income                                                 $        77,665     $        70,645    $        68,091
                                                          =================== ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                                                 AMERITAS LIFE INSURANCE CORP.
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                     FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                                                        (in thousands)

                                                     Common Stock               Additional
                                              ------------------------------      Paid-in           Unassigned           Total
                                                 Shares          Amount           Capital            Surplus            Surplus
                                              -------------- --------------- -----------------  ----------------- ------------------
BALANCE, January 1, 2005                            25,000     $    2,500      $       5,000      $     696,276     $       703,776
     Net income                                          -              -                  -             68,091              68,091
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -              9,556               9,556
     Change in net deferred income taxes                 -              -                  -               (620)               (620)
     Change in non-admitted assets                       -              -                  -             (5,282)             (5,282)
     Change in liability for reinsurance
       in unauthorized companies, net of tax                                                                 (1)                 (1)
     Cumulative effect of change in
       accounting principle                              -              -                  -               (831)               (831)
     Change in asset valuation reserve                   -              -                  -            (17,058)            (17,058)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2005                          25,000     $    2,500      $       5,000      $     750,131     $       757,631
     Net income                                          -              -                  -             70,645              70,645
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -            (23,358)            (23,358)
     Change in net deferred income taxes                 -              -                  -              2,114               2,114
     Change in non-admitted assets                       -              -                  -                514                 514
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                  3                   3
     Cumulative effect of change in
       accounting principle                              -              -                  -               (676)               (676)
     Change in asset valuation reserve                   -              -                  -              7,363               7,363
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2006                          25,000     $    2,500      $       5,000      $     806,736     $       814,236
     Net income                                          -              -                  -             77,665              77,665
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -             (3,629)             (3,629)
     Change in net deferred income taxes                 -              -                  -              4,124               4,124
     Change in non-admitted assets                       -              -                  -             (6,811)             (6,811)
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                (26)                (26)
     Correction of error (see Note 20)                   -              -                  -             (1,292)             (1,292)
     Change in asset valuation reserve                   -              -                  -             (6,147)             (6,147)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2007                          25,000     $    2,500      $       5,000      $     870,620     $       878,120
                                              ============== =============== =================  ================= ==================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                                       2006              2005
                                                                                   As Restated,      As Restated,
                                                                      2007         See Note 20       See Note 20
OPERATING ACTIVITIES                                          ----------------- ---------------- ------------------
 Premium collected net of reinsurance                           $     1,055,551   $    1,125,683   $       931,119
 Net investment income received                                         141,558          136,426           146,546
 Miscellaneous income                                                    67,577           61,080            60,019
 Benefits paid to policyowners                                         (896,566)        (899,323)         (853,533)
 Net transfers (to) from separate accounts                              (30,007)        (178,620)           22,806
 Commissions, expenses and taxes paid                                  (225,802)        (206,404)         (220,092)
 Dividends paid to policyowners                                         (10,233)         (10,393)          (10,532)
 Federal income taxes paid                                              (46,206)         (28,368)          (33,164)
                                                               ----------------- ---------------- ------------------
      Net cash from operating activities                                 55,872               81            43,169
                                                               ----------------- ---------------- ------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      570,314          455,198           424,171
 Cost of investments acquired                                          (654,460)        (475,883)         (497,133)
 Net change in loans on insurance contracts                              (4,021)          (1,265)           (6,611)
                                                               ----------------- ---------------- ------------------
      Net cash from investing activities                                (88,167)         (21,950)          (79,573)
                                                               ----------------- ---------------- ------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)          (2,485)                -
 Change in deposit-type funds without life contingencies                 13,880            5,793            (9,784)
 Other miscellaneous, net                                                (1,012)           4,241             3,237
                                                               ----------------- ---------------- ------------------
      Net cash from financing and miscellaneous activities                2,926            7,549            (6,547)
                                                               ----------------- ---------------- ------------------

 NET DECREASE IN CASH AND CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS                                                          (29,369)         (14,320)          (42,951)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     38,370           52,690            95,641
                                                               ----------------- ---------------- ------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $         9,001   $       38,370   $        52,690
                                                               ================= ================ ==================

Non-cash transactions:
  Deferred gain on sale of other invested assets                $             -  $             -   $         2,067
  Proceeds on real estate partnerships dissolved and converted                -                -             5,793
  Acquisition cost on partnerships converted to direct
    real estate                                                               -                -             5,796
  Note payable to affiliate on subsidiary stock redemption                    -           29,825                 -
  Mortgage loan foreclosed and transferred to real estate                     -              595                 -
  Mortgage loan from a real estate partnership basis
    adjustment due to refinance                                               -            4,400                 -
  Common stock adjustments on dissolution of affiliates                  10,855           45,987                 -

 The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1.   Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

Effective January 1, 2006, Ameritas Acacia Mutual Holding Company (AAMHC) and Union Central Mutual Holding Company (UCMHC) merged to form UNIFI in a business combination accounted for as a pooling of interests. In a concurrent event, The Union Central Life Insurance Company (UCL) was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly owned by the newly formed UCMHC. Also in a concurrent event, the capital stock of Union Central was contributed to UNIFI's wholly-owned holding company, AHC. AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and UCL. AHC also wholly-owns Summit Investment Advisors, Inc.
(SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007) (LifeRe), a Texas domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC. Ameritas owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (now merged with the Company, see Note 2) (AVLIC), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company owned 52.41% of AMAL.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Nature of Operations, (continued)
The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC and LifeRe at audited statutory equity; Pathmark, AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; and AIA as non-admitted unaudited GAAP equity (2006 only).

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $1,078, $670 and $276 were recorded as realized losses during 2007, 2006 and 2005, respectively.

Other investments are primarily collateral loans (2007 only) and low-income housing tax credits carried under the amortized cost method in 2007 and 2006. In 2005, prior to the change in accounting principle, low-income housing tax credits were carried under the equity method.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $0 and $24 at December 31, 2007 and 2006, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2007, 2006 and 2005, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,748, $3,758 and $3,648 for the years ended December 31, 2007, 2006 and 2005 respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $54,618 and $47,807 as of December 31, 2007 and 2006, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Policy Reserves and Deposit-type Funds, (continued) as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,549,574 or 17.1% and $4,603,861 or 20.5% of the individual life policies in force as of December 31, 2007 and 2006, respectively. The Company distributed dividends in the amount of $10,247, $10,421 and $10,533 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2007, 2006 and 2005, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $508, $383 and $300 for 2007, 2006 and 2005, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

     Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

     Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

     Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

     Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

     Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS).

The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $66,367 and a fair value of $62,965. As of December 31, 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,485 and a fair value of $3,600.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96. Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Accounting Pronouncements, (continued)
INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 8 remaining years of unexpired tax credits and is required to hold these investments for up to 12 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831.

2.   Statutory Merger and Business Combination

The Company merged with AVLIC, a wholly owned subsidiary of the Company, on May 1, 2007. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior year has been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                   2006
                  --------------------------------------------------------------------------------------------------
                                                                     Ameritas Life
                     Ameritas Life       AVLIC                         As Merged,      Correction     Ameritas Life
                    As Previously   As Previously                      Prior To        Of Error,        As Merged
                       Reported       Reported      Eliminations     Restatement      See Note 20     And Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      867,257   $     277,090  $     (7,463)    $    1,136,884   $    171,264    $    1,308,148
Net Income                54,214          19,331        (2,900)            70,645              -            70,645
Total Surplus            814,236         141,740      (141,740)           814,236              -           814,236
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

2.   Statutory Merger and Business Combination, (continued)

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                2005
                 ---------------------------------------------------------------------------------------------------
                                                                    Ameritas Life
                    Ameritas Life       AVLIC                         As Merged,       Correction   Ameritas Life As
                    As Previously   As Previously                      Prior To        Of Error,       Merged And
                       Reported       Reported      Eliminations     Restatement      See Note 20       Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      668,693   $     283,233  $    (15,280)    $      936,646   $    189,694    $    1,126,340
Net Income                52,690          15,401             -             68,091              -            68,091
Total Surplus            757,631         125,913      (125,913)           757,631              -           757,631
--------------------------------------------------------------------------------------------------------------------

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company for $21,262 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007.

3.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2007:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          189,139  $        6,117  $          616 $          194,640
All Other Governments                                     1,428              28               -              1,456
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          200,613           1,111           1,189            200,535
Public Utilities (Unaffiliated)                         101,460           1,900             971            102,389
Industrial & Miscellaneous (Unaffiliated)             1,117,969          24,720          13,678          1,129,011
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,610,609  $       33,876  $       16,454 $        1,628,031
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2006:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          220,309  $        3,745  $        3,443 $          220,611
All Other Governments                                     2,239              40               -              2,279
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          205,040             243           4,510            200,773
Public Utilities (Unaffiliated)                         108,451           1,741           1,842            108,350
Industrial & Miscellaneous (Unaffiliated)             1,058,634          20,296          14,116          1,064,814
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,594,673  $       26,065  $       23,911 $        1,596,827
====================================================================================================================

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    34,820 $       200   $    18,922 $       416   $    53,742 $       616
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     13,931         107        81,004       1,082        94,935       1,189
Public Utilities (Unaffiliated)              21,157         253        27,421         718        48,578         971
Industrial & Miscellaneous
  (Unaffiliated)                            212,128       7,272       237,063       6,406       449,191      13,678
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 282,036       7,832       364,410       8,622       646,446      16,454
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)              13,374         785             -           -        13,374         785
Common Stocks (Unaffiliated)                 59,100       4,710         1,213         240        60,313       4,950
--------------------------------------------------------------------------------------------------------------------
Total                                   $   354,510 $    13,327   $   365,623 $     8,862   $   720,133 $    22,189
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    36,777 $       277   $   111,613 $     3,167   $   148,390 $     3,443
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     32,409         254       153,425       4,255       185,834       4,510
Public Utilities (Unaffiliated)              24,234         312        40,969       1,531        65,203       1,842
Industrial & Miscellaneous
  (Unaffiliated)                            137,195       1,210       405,745      12,905       542,940      14,116
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 230,615       2,053       711,752      21,858       942,367      23,911
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)               1,020           2         1,566          58         2,586          60
Common Stocks (Unaffiliated)                 16,611         768             -           -        16,611         768
--------------------------------------------------------------------------------------------------------------------
Total                                   $   248,246 $     2,823   $   713,318 $    21,916   $   961,564 $    24,739
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2007 or 2006 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2007 or 2006 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2007 and 2006, bonds totaling $68,903 and $58,365, respectively, (4.3% and 3.5%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2007, 2006 and 2005, the Company recorded realized losses for other than temporary impairments on bonds of $1,657, $1,890 and $405, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)
The carrying value and fair value of bonds at December 31, 2007 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Book/Adjusted
                                                                              Carrying Value        Fair Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                      $        80,795    $        81,054
Due after one year through five years                                                387,442            396,708
Due after five years through ten years                                               636,140            639,285
Due after ten years                                                                  362,479            361,514
Bonds with multiple repayment dates                                                  143,753            149,470
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $     1,610,609    $     1,628,031
====================================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2007, 2006 and 2005 resulted in proceeds of $91,850, $35,770 and $65,311, respectively, on which the Company realized gross gains of $3,474, $983 and $1,867, respectively, and gross losses of $420, $520 and $1,540, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2007 are 6.75% and 5.93%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2007, 2006 and 2005.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2007 and 2006 are as follows:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
California                                                                       $        44,024  $        38,930
Utah                                                                                      25,533           19,140
Minnesota                                                                                 25,363           19,757
Ohio                                                                                      25,281           18,224
Arizona                                                                                   22,344           24,197
Oklahoma                                                                                  21,775           18,805
Texas                                                                                     21,086           26,945
All other states                                                                         184,950          175,544
--------------------------------------------------------------------------------------------------------------------
                                                                                 $       370,356  $       341,542
====================================================================================================================

At December 31, 2007, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2007                             2006
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,610,609  $    1,628,031   $    1,594,673  $    1,596,827
    Preferred stocks - unaffiliated                       31,921          31,507            8,970           9,352
    Preferred stocks - affiliated                         17,510          17,510           20,000          20,000
    Common stocks - unaffiliated                         207,390         207,390          204,837         204,856
    Mortgage loans                                       370,356         380,775          341,542         339,909
    Cash and cash equivalents                            (10,494)        (10,494)          12,085          12,085
    Short-term investments                                19,495          19,495           26,285          26,285
    Loans on insurance contracts                         105,747         104,421          101,699         101,699
    Other investments                                      3,455           3,455              962             962
    Accrued investment income                             23,937          23,937           24,615          24,615
    Assets related to separate accounts                3,694,975       3,694,975        3,378,838       3,378,838
Financial Liabilities:
    Deposit-type funds                            $      109,239  $      109,239   $       91,531  $       91,531
    Borrowed money - affiliates                           17,479          17,526           27,466          27,359
    Liabilities related to separate accounts           3,694,975       3,694,975        3,378,838       3,378,838
--------------------------------------------------------------------------------------------------------------------

4.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

                                     $
          2007                          32,002
          2006                          37,944
          2005                          27,998

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                     $        21,484   $        23,409  $        21,468
Capital gains                                                           13,432            12,671            6,106
Correction of error (see Note 20)                                         (696)                -                -
--------------------------------------------------------------------------------------------------------------------
                                                                        34,220            36,080           27,574
Change in net deferred income taxes                                     (4,124)           (2,114)             620
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                        $        30,096   $        33,966  $        28,194
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                       2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital gains     $     76,880      $     75,947     $     76,964
Net realized capital gains before federal income taxes and
  transfers to IMR                                                      35,746            30,724           20,044
Correction of error (see Note 20)                                       (1,988)                -                -
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                    110,638           106,671           97,008
Change in non-admitted assets                                           (6,588)           (1,096)          (2,377)
Tax exempt income                                                      (10,784)          (11,467)         (12,278)
Nondeductible expenses                                                    (114)            5,337              614
Change in accounting principle                                               -              (788)               -
Other                                                                   (4,479)           (1,446)          (1,339)
--------------------------------------------------------------------------------------------------------------------
                                                                        88,673            97,211           81,628
Statutory tax rate                                                        0.35              0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                        31,036            34,024           28,570
Change in federal income tax reserve                                      (647)              221              115
Tax credits                                                               (293)             (279)            (491)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                         $     30,096      $     33,966     $     28,194
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         3,008  $         2,458
Deferred policy acquisition costs                                                         18,042           18,416
Future policy and contract benefits                                                        6,810            7,429
Policyowner dividends                                                                      3,560            3,591
Acacia Life Insurance Company distribution                                                 2,420            2,814
Pension and postretirement benefits                                                       10,884            9,364
Non-admitted assets                                                                       13,655           11,349
Other                                                                                      1,958            1,563
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 60,337           56,984
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                               18,365           18,209
Acacia National Life Insurance Company inforce                                             1,134            1,461
Other                                                                                      9,472            7,999
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            28,971           27,669
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    31,366           29,315
Less:  non-admitted deferred tax assets                                                   15,603           14,502
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        15,763  $        14,813
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $         1,101  $        (1,657)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2007             2006             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        60,337   $        56,984  $         3,353
Gross deferred tax liabilities                                          28,971            27,669            1,302
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,366   $        29,315            2,051
==================================================================================================
Tax effect of unrealized gains                                                                              2,073
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         4,124
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        56,984   $        55,508  $         1,476
Gross deferred tax liabilities                                          27,669            24,266            3,403
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        29,315   $        31,242           (1,927)
==================================================================================================
Tax effect of unrealized gains                                                                              4,041
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         2,114
                                                                                                 ===================

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        55,508   $        56,315  $          (807)
Gross deferred tax liabilities                                          24,266            35,523          (11,257)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,242   $        20,792           10,450
==================================================================================================
Tax effect of unrealized gains                                                                            (11,070)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $          (620)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was decreased by $647 in 2007.

5.   Information Concerning Parent, Subsidiaries and Affiliates

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company is currently a 100% owner of LifeRe Insurance Company. Upon dissolution, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released upon the dissolution.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2007, 2006 and 2005, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2007 and 2006, the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,080, $1,079 and $1,080 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company's variable life and annuity products are distributed through affiliated broker dealers. Policies placed by these affiliates generated commission expense of $20,449, $21,528 and $23,793 for the years ended December 31, 2007, 2006 and 2005, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $637,900 and $604,966 in the VIT as of December 31, 2007 and 2006, respectively. FALIC had separate account investments of $238 and $259 in the VIT as of December 31, 2007 and 2006, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $312,611 and $253,367 as of December 31, 2007 and 2006, respectively.

The Company had short-term investments of $116 and $491 in mutual funds of an affiliate at December 31, 2007 and 2006, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (425)
Union Central Life Insurance Company                                                              (1,392)
LifeRe Insurance Company                                                                             287
First Ameritas Life Insurance Corp. of New York                                                      487
Pathmark Administrators Inc.                                                                        (209)
Ameritas Investment Corp.                                                                            379
Summit Investment Advisors, Inc.                                                                     (11)
Acacia Life Insurance Company                                                                       (142)
Acacia Federal Savings Bank                                                                            4
Acacia Financial Corporation                                                                           2
Calvert Group, LTD                                                                                   146
Summit Investment Partners, Inc.                                                                      28
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2007 and 2006, reducing the respective ceded allowance to $82 and $81 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $1,290 and $1,806 of additional reserves as of December 31, 2007 and 2006, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $271, $827 and $1,147 received under administrative service agreements for the years ended December 31, 2007, 2006 and 2005, respectively. Reimbursements of $14,006, $7,006 and $3,777 for the years ended December 31, 2007, 2006 and 2005 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,570, $2,041 and $2,001 for the years ended December 31, 2007, 2006 and 2005, respectively.

6.   Borrowed Money

Effective September 1, 2006 the Company has an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2007. No balance was outstanding at any time during 2007 or 2006. The line of credit expires May 31, 2008.

7.   Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2007, 2006 and 2005, the Company paid $5,000, $5,000 and $15,650, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $13,982 and $12,085 at December 31, 2007 and 2006, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,103, $3,447 and $14,041 in 2007, 2006 and 2005, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $102,960 and $98,000 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,230, $3,410 and $3,383 in 2007, 2006 and 2005, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $229,191 and $207,500 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $77 and $47 in 2007 and 2006, respectively. The Company did not receive any subsidy payments in 2005. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2007, 2006 and 2005 and a statement of the funded status as of the December 31 measurement date of all years:

                                                                    2007              2006              2005
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                    $         6,503  $         5,558   $         6,693
    Transfer of obligation from dissolution of AMAL                          -              106                 -
    Service cost                                                            71               69                57
    Interest cost                                                          368              331               315
    Actuarial (gain) or loss                                              (140)           1,164            (1,279)
    Special termination benefits                                             -                -                81
    Federal subsidy receipts                                                77               47                 -
    Benefits paid                                                         (735)            (772)             (309)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                          $         6,144  $         6,503   $         5,558
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year             $         2,795  $         2,754   $         2,557
    Transfer of plan assets from dissolution of AMAL                         -              156                 -
    Actual return on plan assets                                           139              147               131
    Employer contributions                                                 496              401               303
    Benefits paid                                                         (584)            (663)             (237)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                   $         2,846  $         2,795   $         2,754
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                               $        (3,298) $        (3,708)  $        (2,804)
    Unrecognized net actuarial loss                                      2,658            3,009             1,995
    Unrecognized prior service cost                                         (1)              (1)               (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                       $          (641) $          (700)  $          (810)
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The amount of the postretirement obligation for nonvested employees was $901 and $849 at December 31, 2007 and 2006, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Service cost                                                   $            71   $            69  $            57
Interest cost                                                              368               331              315
Expected return on plan assets                                            (148)             (156)            (139)
Early retirement one-time cost                                               -                 -               81
Amortization of net loss                                                   219               175              176
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                      $           510   $           419  $           490
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $640 to its postretirement benefits plans and 401(h) account in 2008.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                            Expected Net
    Fiscal Year                                                                           Benefit Payments
--------------------------------------------------------------------------------------------------------------------
    2008                                                                                 $          774
    2009                                                                                            788
    2010                                                                                            800
    2011                                                                                            787
    2012                                                                                            746
    2013 - 2017                                                                                   3,523
--------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                        6.25%             6.00%            5.75%
Expected long term rate of return on plan assets                     6.00%             6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

The assumptions used to determine net periodic post retirement benefit costs are:

                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                  6.00%         5.75%         6.00%
Expected long term rate of return on plan assets                               6.00%         6.00%         6.00%
--------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Healthcare Cost Trend Rate Assumed for Next Year                               8.0%          9.0%          7.0%
Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate Trend
   Rate)                                                                       5.0%          5.0%          5.0%
Year the Rate Reaches the Ultimate Trend Rate                                2011          2011          2008
--------------------------------------------------------------------------------------------------------------------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net
periodic postretirement health care benefit cost                                      $     50         $    (45)

Effect on the health care component of the accumulated
postretirement benefit obligation                                                     $    568         $   (519)
--------------------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaled $12,584 and $11,696 included in other liabilities at December 31, 2007 and 2006, respectively, cover certain active and retired employees. These plans are unfunded.

8. Dividend Restrictions and Surplus

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $87,812 in dividends in 2008 without prior approval. No dividends to parent or affiliated companies were paid in 2007, 2006 or 2005.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

8.   Dividend Restrictions and Surplus, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------
Unrealized gains on investments, net of taxes
  of $20,075, $18,002 and $13,961                             $        45,221   $        57,355  $        60,568
Nonadmitted asset values                                              (54,618)          (47,807)         (46,651)
Asset valuation reserves                                              (68,603)          (62,456)         (69,931)
Liability for reinsurance in unauthorized companies,
  net of tax                                                              (26)                -               (3)
-------------------------------------------------------------------------------------------------------------------

9.   Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $526 and $520 as of December 31, 2007 and 2006, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $454 and $427 as of December 31, 2007 and 2006, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2007, 2006 or 2005.

Securities commitments of $28,275 and $20,990 and mortgage loan and real estate commitments of $23,346 and $26,375 were outstanding for investments to be purchased in subsequent years as of December 31, 2007 and 2006, respectively. Low income housing tax credit property investment commitments were $442 and $139 as of December 31, 2007 and 2006, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

9.   Commitments and Contingencies, (continued)

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities, and surplus. The carrying value of bonds loaned as of December 31, 2007 and 2006 were $25,744 and $33,449 respectively. The carrying value of common stocks loaned as of December 31, 2007 and 2006 were $28,077 and $5,414, respectively. The fair value of cash collateral held was $56,998 and $39,958 as of December 31, 2007 and 2006, respectively. There was no non-cash collateral on deposit at December 31, 2007 and 2006.

In 2007, assets are held by the Federal Home Loan Bank (FHLB) of Topeka, as custodian, to use as collateral to support the issuance of funding agreements. The Company maintains control over these assets and the estimated fair value at December 31, 2007 is $20,386. As of December 31, 2007, the Company had issued $12,000 of funding agreements with the FHLB of Topeka.

10.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
     Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including       $         3,205   $         3,793  $         3,602
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                      -                 -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $         3,205   $         3,793  $         3,602
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                     $        82,313   $        65,044  $        55,611
--------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                  $           543   $           430  $           380
Other income or expenses (including interest paid
  to or received from plans)                                                35                27               24
Gross expenses incurred (claims and administrative)                        571               452              399
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $             7   $             5  $             5
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

11.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2007 and 2006, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,684 and $10,466 at December 31, 2007 and 2006, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $953 and $995 at December 31, 2007 and 2006, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, Aviva USA, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2007          2006           2005
--------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $80, $115 and $100
    in 2007, 2006 and 2005)                                              $     56,885  $     71,398   $     77,951
  Ceded (related party $2,125, $3,955 and $3,964
    in 2007, 2006 and 2005)                                                    29,231        27,904         26,931
Benefits To Policyowners:
  Assumed (related party $214, $0 and $0 in
    2007, 2006 and 2005)                                                       47,418        54,910         54,397
  Ceded (related party $1,588, $2,694 and $907 in
    2007, 2006 and 2005)                                                       18,115        18,835          8,394
Policy Reserves:
  Assumed (related party $36 and $42 in
    2007 and 2006)                                                                402         1,523             NA
  Ceded (related party $1,061 and $1,582 in
    2007 and 2006)                                                             63,732        58,218             NA
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

13.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                           $        31,820   $        30,599  $        28,215
Less reinsurance recoveries                                             (8,776)           (9,929)          (9,835)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                23,044            20,670           18,380
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                       307,896           280,572          252,232
    Prior year                                                          (4,871)           (3,739)          (4,634)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                 303,025           276,833          247,598
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                       284,128           257,528          231,562
    Prior year                                                          18,172            16,931           13,746
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                     302,300           274,459          245,308
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                              23,769            23,044           20,670
Plus reinsurance recoveries                                              6,487             8,776            9,929
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                $        30,256   $        31,820  $        30,599
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,871, $3,739 and $4,634 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid assumed reinsurance claims of $49,224, $55,422 and $54,530, and incurred assumed reinsurance claims of $46,929, $54,919 and $54,405 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid ceded reinsurance claims of $549, $598 and $661, and incurred ceded reinsurance claims of $537, $601 and $652 for the years ended December 31, 2007, 2006 and 2005, respectively.

14.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

14.  Policy Reserves, (continued)

As of December 31, 2007 and 2006, respectively, the Company had $1,380,130 and $1,630,085 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $10,679 and $10,462 at December 31, 2007 and 2006, respectively.

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       509,088         13.2%
  At book value less current surrender charge of 5% or more                              517,349         13.4%
  At fair value                                                                          976,074         25.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 2,002,511         51.9%
  At book value without adjustment  (minimal or no charge)                             1,784,313         46.3%
Not subject to discretionary withdrawal                                                   65,034          1.7%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,851,858        100.0%
Reinsurance ceded                                                                           (165)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,851,693        100.0%
====================================================================================================================

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       437,643         12.3%
  At book value less current surrender charge of 5% or more                              564,490         15.9%
  At fair value                                                                          792,670         22.4%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,794,803         50.6%
  At book value without adjustment  (minimal or no charge)                             1,683,692         47.4%
Not subject to discretionary withdrawal                                                   69,861          2.0%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,548,356        100.0%
Reinsurance ceded                                                                            (23)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,548,333        100.0%
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       869,434  $       856,491
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  Total (net)                                                                             10,735           10,800
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                     109,239           91,531
--------------------------------------------------------------------------------------------------------------------
                                                                                         989,408          958,822
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      2,862,285        1,796,841
Page 3, Line 2, Column 3                                                                       -          792,670
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     3,851,693  $     3,548,333
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2007                      2006                      2005
                                    --------------------------------------------------------------------------------
                                                      Net of                     Net of                   Net of
                Type                     Gross       Loading       Gross        Loading      Gross       Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                $        23  $        20  $        71  $        60  $       345  $       195
Ordinary renewal                           4,838        4,430        5,221        4,785        5,011        8,213
--------------------------------------------------------------------------------------------------------------------
Totals                               $     4,861  $     4,450  $     5,292  $     4,845  $     5,356  $     8,408
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                            $      480,315  $      605,460  $      613,898
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                      $    3,604,435  $    3,285,850
====================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At book value without fair value adjustment and with current
     surrender charge of 5% or more                                 $      418,760  $      696,736
    At fair value                                                          976,074         792,670
    At book value without adjustment (minimal or no charge)              2,208,875       1,796,444
----------------------------------------------------------------------------------------------------
Sub-total                                                           $    3,603,709  $    3,285,850
Not subject to discretionary withdrawal                                        726               -
----------------------------------------------------------------------------------------------------
Total                                                               $    3,604,435  $    3,285,850
====================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                  $      480,315  $      458,918  $      265,126
    Transfers from separate accounts                                      (447,861)       (324,135)       (335,397)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to (from) separate accounts                               32,454         134,783         (70,271)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of            $       32,454  $      134,783  $      (70,271)
  operations of the Company
Correction of error (see Note 20)                                                -          45,953          53,227
--------------------------------------------------------------------------------------------------------------------
    Net transfers                                                   $       32,454  $      180,736  $      (17,044)
====================================================================================================================

18.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                         2007            2006
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                                 $       12,289 $       12,156
Operating system software                                                                     3,868          3,198
Nonoperating system software                                                                 18,468         13,673
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                                 34,625         29,027
Accumulated depreciation                                                                    (26,731)       (25,605)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                         $        7,894 $        3,422
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

18.  EDP Equipment and Software, (continued)

EDP equipment and operating software included in data processing and other admitted assets are $3,167 and $2,419 at December 31, 2007 and 2006, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $2,948, $2,956 and $3,413 for the year ended December 31, 2007, 2006 and 2005, respectively.

19. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                    $       77,665  $       70,645  $       68,091
Insurance reserves                                                           3,751           2,777           4,631
Deferred policy acquisition costs                                           (4,196)         15,657             241
Deferred income taxes and other tax reclassifications                            6          (5,287)         19,140
Statutory investment reserves                                                 (463)           (437)          1,043
Goodwill amortization                                                        1,080           1,079           1,080
Earnings of subsidiaries                                                     4,887           2,561          (5,353)
Other                                                                        5,231             456            (805)
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                     $       87,961  $       87,451  $       88,068
====================================================================================================================

                                                                         2007            2006           2005
--------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                       $      878,120  $      814,236  $      757,631
Insurance reserves                                                        (107,633)       (121,757)       (119,484)
Deferred policy acquisition costs                                          262,741         272,602         254,014
Deferred income taxes                                                      (58,652)        (62,809)        (58,679)
Valuation of investments                                                    (5,545)        (13,420)         (2,580)
Statutory investment reserves                                               70,926          65,242          73,155
Goodwill                                                                    (4,587)         (5,667)         (6,746)
Subsidiary equity                                                           13,474             974         (30,076)
Statutory non-admitted assets                                               54,618          47,807          48,321
Post retirement and pension benefit obligations                            (21,490)              -               -
Other                                                                       (3,185)          5,736            (518)
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                         $    1,078,787  $    1,002,944  $      915,038
====================================================================================================================

20.  Correction of Errors

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors, (continued)

In addition, subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that certain group annuity products should have been accounted for as life contracts rather than deposit-type contracts. As a result, the statutory statement of admitted assets, liabilities, and surplus at December 31, 2006 has been restated to classify $436,866 as policy reserves rather than deposit-type funds. The statutory statements of operations for the years ended December 31, 2006 and 2005 have been restated to reflect premium income, benefits to policyowners, change in policy reserves and net premiums transferred to separate accounts on a gross basis. A summary of the impact of the restatement on the statutory statements of operations for the years ended December 31, 2006 and 2005 is presented in the following table:

-------------------------------------------------------------------------------------------------------------------
                                                              Financial                              Financial
                                                           Statement, Prior       Correction        Statement, as
                                                            to Restatement         of Error           Restated
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2006
Income
   Premium income                                       $      953,293        $      171,264      $    1,124,557
   Total income                                              1,136,884               171,264           1,308,148
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    793,688               108,400             902,088
   Change in policy reserves                                   (75,217)               16,911             (58,306)
   Net premiums transferred to (from) separate
     accounts                                                  134,783                45,953             180,736
   Total expenses                                            1,050,735               171,264           1,221,999
-------------------------------------------------------------------------------------------------------------------
 Net income                                             $       70,645        $            -      $       70,645
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005
Income
   Premium income                                       $      744,464        $      189,694      $      934,158
   Total income                                                936,646               189,694           1,126,340
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    756,086               103,269             859,355
   Change in policy reserves                                   (43,869)               33,198             (10,671)
   Net premiums transferred to (from) separate
     accounts                                                  (70,271)               53,227             (17,044)
   Total expenses                                              776,156               189,694           1,038,897
-------------------------------------------------------------------------------------------------------------------
Net income                                              $       68,091        $            -      $       68,091
-------------------------------------------------------------------------------------------------------------------

There was no impact to total assets, total liabilities, surplus or net income in 2006 or 2005.

PART C

                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit

     (a)(1) Board of Directors Resolution of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account V (formerly known as Ameritas Variable Life Insurance Company Separate Account
            V). (1)

     (a)(2) Resolution of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. (2)

     (b)    Custodian Agreements. Not Applicable.
     (c)    Principal Underwriting Agreement and Amendment. (1) (2)
     (d)    Form of Policy. (3)
     (e)    Form of Application. (4)
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. (5) Bylaws of Ameritas Life Insurance Corp. (6)
     (g)    Form of Reinsurance Agreement. (7)
     (h)    Forms of Participation Agreements:
               (1)  Variable Insurance Products Fund. (8)
               (2)  The Alger American Fund. (8)
               (3)  MFS Variable Insurance Trust. (1)
               (4)  Morgan Stanley Universal Funds, Inc. (1)
               (5)  Calvert Variable Series, Inc. Ameritas Portfolios. (9)
               (6)  Calvert Variable Series, Inc. (10)
               (7)  American Century Variable Portfolios, Inc. (10)
               (8)  INVESCO Variable Investment Funds, Inc. (10)
               (9)  Summit Mutual Funds, Inc. (10)
               (10) Third Avenue Variable Series Trust. (10)
               (11) Form of Participation Agreement Novations. (2)
               (12) T. Rowe Price. (11)
               (13) DWS (Scudder). (5)
               (14) Neuberger Berman AMT. (12)
     (i)    Administrative Contracts. Not Applicable.
     (j)    Other Material Contracts: Powers of Attorney. (13)
     (k)    Legal Opinion.
     (l)    Actuarial Opinion. Not applicable.
     (m)    Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (o)    Financial statements.
     (p)    Initial Capital Agreements. Not applicable.
     (q)    Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)
            (iii). (14)

Footnotes:
1. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A1, EX-99.A3A, EX-99.A3C, EX-99.A3D.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483 filed on May 1, 2007, EX-99.A, EX-99.C, EX-99.D, EX-99.H.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement No. 333-142487 filed on May 1, 2007, EX-99.77D.
4. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-121749, filed April 6, 2005, EX-99.E.
5. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A, EX-99.B8A.

6. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
7. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 for Registration Statement No. 333-142494, filed on February 27, 2007, EX-99.G.
8. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8A, EX-99.A8B.
9. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Post-Effective Amendment No. 5 to Registration Statement No. 333-15585, filed on August 30, 1999, EX-99.1.(8).
10. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-14845, filed November 22, 2000, EX-99.1.(8)(F),
     EX-99.1.(8)(G), EX-99.1.(8)(H), EX-99.1.(8)(J), EX-99.1.(8)(K).
11. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 for Registration Statement No. 333-76359, filed on February 27, 2007, EX-(H)(15).
12. Incorporated by reference to Pre-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on July 14, 1999, EX-99.1.(8)(B).
13. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 for Registration Statement No. 333-142497, filed on February 27, 2007, EX-24.
14. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-121749, filed April 6, 2004,.EX-99.Q.

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor

           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Strategic Thinking
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Advisor
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28.   Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

         "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

         Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

         In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

     a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter

          JoAnn M. Martin*                           Director, Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman***                         Director
          Billie B. Beavers****                      Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler****                        Senior Vice President, Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary
          Michael M. Van Horne****                   Senior Vice President

          * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
          ** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
          *** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Rd, Cincinnati Ohio, 45240.
          **** Principal business address: Ameritas Investment Corp., 440
               Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                 Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                  Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                $10,123,322                  $0                    $12,753          $232,565

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account V certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 2 to Registration Statement Number 333-142497 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 7th day of April, 2008.

                                AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                By:     Lawrence J. Arth*
                                                --------------------------------
                                                        Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 7, 2008.

     SIGNATURE                              TITLE
     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     Jan M. Connolly**                  Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange_________
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

     * Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007.
     ** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

     Exhibit

        (k)   Legal Opinion of Robert G. Lange

        (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm